As filed  with the  Securities  and  Exchange  Commission  on January  21,  2005
                                             Securities Act File No. 333- 100654
________________________________________________________________________________

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                               __________________

                                    FORM N-14

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

                           PRE-EFFECTIVE AMENDMENT NO.____
                          POST-EFFECTIVE AMENDMENT NO.____
                        (CHECK APPROPRIATE BOX OR BOXES)
                               __________________


                              UNIFIED SERIES TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                               __________________



                          431 North Pennsylvania Street
                           Indianapolis, Indiana 46204

                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (317) 917-7000

                               Anthony J. Ghoston
                                    President
                          431 North Pennsylvania Street
                           Indianapolis, Indiana 46204

                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   Copies to:

                             Dee Anne Sjogren, Esq.
                               Thompson Coburn LLP
                                One US Bank Plaza
                               St. Louis, MO 63101
                                 (314) 552-6295
                               __________________



APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.
                               __________________


     CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933: No filing fee is required because an indefinite number of shares have previously been registered on Form N-1A (Registration No. 811-21237) pursuant to Rule 24f-2 under the Investment Company Act of 1940.

     TITLE OF SECURITIES BEING REGISTERED: Shares of the Dreman Contrarian Small Cap Value Fund, a series of the registrant.
________________________________________________________________________________

                                EXPLANATORY NOTE

THIS REGISTRATION STATEMENT IS ORGANIZED AS FOLLOWS:

     1.   Notice of Special Meeting of  Shareholders  of Corbin  Small-Cap Value
          Fund.

     2.   Questions and Answers to Shareholders of Corbin Small-Cap Value Fund.

     3. Combined Prospectus/Proxy Statement regarding the proposed Reorganization of Corbin Small-Cap Value Fund into the Dreman
          Contrarian  Small Cap Value  Fund,  each a series  of  Unified  Series
          Trust.

     4.   Statement   of   Additional   Information   regarding   the   proposed
          Reorganization   of  Corbin  Small-Cap  Value  Fund  into  the  Dreman
          Contrarian Small Cap Value Fund.

     5.   Part C Information

     6.   Exhibits

                           CORBIN SMALL-CAP VALUE FUND

                          431 North Pennsylvania Street
                             Indianapolis, IN 46204

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                         TO BE HELD ON FEBRUARY __, 2005

To the Shareholders:

     This is to notify you that a Special Meeting of Shareholders of the Corbin Small-Cap Value Fund (the "Corbin Fund"), a series of Unified Series Trust (the "Trust"), will be held on February __, 2005 at 10:00 a.m., Eastern time, at 431 North Pennsylvania Street, Indianapolis, IN 46204, for the following purposes:

     1. To consider a proposal to approve an Agreement and Plan of Reorganization pursuant to which the Corbin Fund would transfer all of its assets and liabilities to the Dreman Contrarian Small Cap Value Fund, a separate series of the Trust (the "Dreman Fund"), in exchange for shares of the Dreman Fund, which will be distributed by the Corbin Fund to its shareholders in complete liquidation thereof; and

     2. To transact such other business as may properly be presented at the Special Meeting or any adjournment thereof.

     The Board of Trustees of the Trust has fixed the close of business on February __, 2005 as the record date for determination of shareholders of Corbin Fund entitled to notice of, and to vote at, the Special Meeting and any adjournments thereof.

     IT IS VERY IMPORTANT THAT YOUR VOTING INSTRUCTIONS BE RECEIVED NO LATER THAN FEBRUARY __, 2005. Instructions for shares held of record in the name of a nominee, such as a broker-dealer or trustee of an employee benefit plan, may be subject to earlier cut-off dates established by such intermediaries for receipt of such instructions.

YOUR VOTE IS IMPORTANT REGARDLESS OF THE SIZE OF YOUR HOLDINGS IN THE CORBIN FUND. WHETHER OR NOT YOU EXPECT TO BE PRESENT AT THE MEETING, PLEASE COMPLETE
AND SIGN THE ENCLOSED PROXY FORM AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE. IF YOU VOTE BY PROXY AND THEN DESIRE TO VOTE IN PERSON AT THE MEETING, YOU MAY REVOKE YOUR PROXY.

                                             By Order of the Board of Trustees

February __, 2005
                                                           Freddie Jacobs, Jr.
                                                                     Secretary

                                _______________

                               QUESTIONS & ANSWERS
                                _______________



We recommend that you read the complete Combined Prospectus/Proxy Statement. For your convenience, we have provided a brief overview of the issue to be voted on.
                                _______________

Q:   WHY IS A SHAREHOLDER MEETING BEING HELD?

A: You are being asked to approve a reorganization (the "Reorganization") of the Corbin Small-Cap Value Fund (the "Corbin Fund") into the Dreman
     Contrarian Small Cap Value Fund (the "Dreman Fund"). Both funds are portfolios of Unified Series Trust, an Ohio business trust (the "Trust), subject to the supervision of the same Board of Trustees. The Dreman Fund has an investment objective and investment strategies that are similar to those of the Corbin Fund. If the proposed Reorganization is approved and completed, an account at the Dreman Fund will be set up in your name, you will become a shareholder of the Dreman Fund and the Corbin Fund will be dissolved. Please refer to the Combined Prospectus/Proxy Statement for a detailed explanation of the proposed Reorganization and for a more complete description of the Dreman Fund.

     The Reorganization was approved by the Board of Trustees of the Trust (the "Board") on December 13, 2004, subject to the approval of the shareholders of the Corbin Fund. If the Reorganization is approved by shareholders, Dreman Value Management, LLC ("Dreman") will continue to manage the combined fund. Dreman was formed as the successor firm to Dreman Value
     Advisors Inc., which was founded in 1977 by David N. Dreman. Mr. Dreman controls a majority interest in Dreman, which is 100% employee-owned. In addition to serving as adviser to the Dreman Fund, Dreman provides investment advice to other mutual funds, separately managed accounts, insurance company separate accounts and wrap programs offered to large institutional investors and high-net worth clients. Dreman also provides investment subadvisory services to ten other mutual funds. As of December 31, 2004, Dreman managed approximately $12.5 billion in client assets.

Q:   HOW DOES THE BOARD OF TRUSTEES SUGGEST THAT I VOTE?

A: After careful consideration, the Board has determined that the proposed Reorganization will benefit the shareholders of the Corbin Fund. The Board recommends that you cast your vote "FOR" the proposed Reorganization. The Board anticipates that shareholders of the Corbin Fund will benefit from the Reorganization based on Dreman's extensive investment management experience and successful investment results achieved for its client accounts.

Q:   HOW WILL THE REORGANIZATION AFFECT ME?

A: Assuming shareholders of the Corbin Fund approve the proposed Reorganization, the assets and the liabilities of the Corbin Fund will be combined with those of the Dreman Fund, an account will be set up in your name at the Dreman Fund and you will receive shares of the Dreman Fund. The value of the shares you receive in the Reorganization will equal the value of the shares you own immediately prior to the Reorganization.

Q:   WHO WILL MANAGE THE DREMAN FUND ONCE THE REORGANIZATION IS COMPLETED?

A: Dreman and its portfolio managers and affiliates will continue to manage the day-to-day operations of the Dreman Fund.

Q: WILL I HAVE TO PAY ANY SALES LOAD, COMMISSION, REDEMPTION OR OTHER SIMILAR FEE IN CONNECTION WITH THE REORGANIZATION?

A: No. You will pay no sales load, commission, redemption or other similar fee in connection with the Reorganization. If you redeem shares of the Dreman Fund you receive in exchange for Corbin Fund shares as part of the Reorganization, the holding period with respect to any short-term redemption fee will be measured from the time you purchased your Corbin Fund shares.

Q:   HOW DO THE PERFORMANCE RECORDS OF THE TWO FUNDS COMPARE?

A: The Dreman Fund commenced operations in December 2003, and the Corbin Fund commenced operations in 1997. Although the Dreman Fund has been in operation for a much shorter period of time, it has substantially out-performed the Corbin Fund and its primary benchmark, the Russell 2000 Index. See "Comparison of the Funds - Performance Information" below.

Q: HOW DO OPERATING EXPENSES PAID BY THE DREMAN FUND COMPARE TO THOSE PAID BY THE CORBIN FUND?

A: The Dreman Fund's total annual operating expenses (including investment advisory, custodial, administration and 12b-1 fees) are higher than those of the Corbin Fund. The Dreman Fund's total operating expenses for the period December 31, 2003 (commencement of operations) to October 31, 2004 were 1.75% of its total net assets, compared to 1.28% of the Corbin Fund's total net assets for its fiscal year ended October 31, 2004.

Q: WHAT WILL I HAVE TO DO TO OPEN AN ACCOUNT IN THE DREMAN FUND IF THE REORGANIZATION IS APPROVED?

A: If the Reorganization is approved, an account will be set up in your name and your shares automatically will be converted into shares of the Dreman Fund. We will send you written confirmation that this change has taken place. No certificates for shares will be issued in connection with the Reorganization.

Q:   WILL I HAVE TO PAY ANY FEDERAL TAXES AS A RESULT OF THE REORGANIZATION?

A: The Reorganization is expected to qualify as a "reorganization" within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended. If the Reorganization so qualifies, in general, the Corbin Fund will not recognize any gain or loss as a result of the transfer of all of its assets and liabilities in exchange for the shares of the Dreman Fund or, as a result of its liquidation, and you will not recognize any gain or loss upon your receipt of the shares of the Dreman Fund in connection with the Reorganization.

Q:   WHAT IF I REDEEM MY SHARES BEFORE THE REORGANIZATION TAKES PLACE?

A: If you choose to redeem your shares before the Reorganization takes place, the redemption will be treated as a normal redemption of shares and, generally, will be a taxable transaction. Any applicable redemption fee also will be applied.

Q:   HOW DO I VOTE MY PROXY?

A: You may cast your vote by mail or phone. To vote by mail, please mark your vote on the enclosed proxy card and sign, date and return the card in the postage-paid envelope provided.

Q:   WHEN WILL THE REORGANIZATION OCCUR?

A: If approved by shareholders, the Reorganization is expected to occur on or about February __, 2005.

Q:   WHO DO I CONTACT FOR FURTHER INFORMATION?

A: You can contact your financial adviser for further information. You may also call 1-(800) 247-1014.

     IMPORTANT ADDITIONAL INFORMATION ABOUT THE PROPOSAL IS SET FORTH IN THE ACCOMPANYING COMBINED PROSPECTUS/PROXY STATEMENT. PLEASE READ IT CAREFULLY.

     UPON YOUR REQUEST, THE DREMAN FUND WILL FURNISH YOU WITH A FREE COPY OF ITS MOST RECENT ANNUAL REPORT AND THE MOST RECENT SEMI-ANNUAL REPORT. YOU SHOULD DIRECT YOUR REQUEST TO UNIFIED FUND SERVICES, AT 431 N. PENNSYLVANIA STREET, INDIANAPOLIS, IN 46204 OR BY CALLING (800) 247-1014.

                       COMBINED PROSPECTUS/PROXY STATEMENT

                           CORBIN SMALL-CAP VALUE FUND
                           3113 South University Drive
                                    Suite 500
                             Fort Worth, Texas 76109
                                 (800) 924-6848

                     DREMAN CONTRARIAN SMALL CAP VALUE FUND
                             520 East Cooper Avenue
                                   Suite 230-4
                                 Aspen, CO 81611
                                 (800) 247-1014

                                  INTRODUCTION

     This Combined Prospectus/Proxy Statement is furnished to you as a shareholder of Corbin Small-Cap Value Fund (the "Corbin Fund"). A special meeting of shareholders of the Corbin Fund (the "Special Meeting") will be held at 431 North Pennsylvania St., Indianapolis, Indiana on February __, 2005 at
10:00 a.m., Eastern time, to consider the items that are listed below and discussed in greater detail elsewhere in this Combined Prospectus/Proxy Statement. Shareholders of record of the Corbin Fund at the close of business on February _____, 2005 (the "Record Date") are entitled to notice of, and to vote at, the Special Meeting or any adjournments thereof. This Combined Prospectus/Proxy Statement, Proxy form and accompanying Notice of Special Meeting of Shareholders were first sent or given to shareholders of the Corbin Fund on or about February _____, 2005. If shareholders are unable to attend the Special Meeting or any adjournment thereof, the Board of Trustees of Unified Series Trust, an Ohio business trust (the "Trust"), requests that shareholders vote their shares by completing and returning the enclosed proxy card.

     The  purposes of the Special Meeting are:

     1. To consider a proposal to approve an Agreement and Plan of Reorganization (the "Reorganization Agreement") pursuant to which the Corbin Fund would transfer all of its assets and liabilities to the Dreman Contrarian Small Cap Value Fund, a separate series of the Trust (the "Dreman Fund") in exchange for shares of the Dreman Fund, which will be distributed by the Corbin Fund to its shareholders in complete liquidation thereof; and

     2. To transact such other business as may properly be presented at the Special Meeting or any adjournment thereof.

     The Board of Trustees of the Trust (the "Board") has approved a reorganization (the "Reorganization") by which the Corbin Fund would be reorganized into the Dreman Fund. The Dreman Fund's investment objective and investment policies and practices are similar to those of the Corbin Fund. The Reorganization arises out of a recent agreement between the investment adviser to the Corbin Fund, Corbin & Company, and the investment adviser to the Dreman Fund, Dreman Value Management, L.L.C. ("Dreman"), pursuant to which Corbin agreed to assist Dreman in the transfer of the Corbin Fund's assets to the Dreman Fund, subject to approval by the Board and the shareholders of the Corbin Fund. The Corbin Fund and the Dreman Fund are sometimes referred to herein each as a "Fund" and collectively as the "Funds."

     If Corbin Fund shareholders approve the Reorganization, the Corbin Fund will transfer all of its assets and liabilities to the Dreman Fund. The Dreman Fund will simultaneously issue shares to the Corbin Fund in an amount equal to the net asset value of the outstanding shares of the Corbin Fund. Immediately thereafter, the Corbin Fund will distribute these shares of the Dreman Fund to its shareholders. After distributing these shares, the Corbin Fund will be dissolved. When the Reorganization is complete, Corbin Fund shareholders will hold shares of the Dreman Fund. The value of the Dreman Fund shares received in the Reorganization will equal the value of the Corbin Fund shares held immediately prior to the Reorganization. After the Reorganization, the Dreman Fund will continue to operate as a series of the Trust, with the investment objective and investment policies and practices described in this Combined Prospectus/Proxy Statement.

     This Combined Prospectus/Proxy Statement sets forth concisely the information shareholders of the Corbin Fund should know before voting on the Reorganization. Please read it carefully and retain it for future reference. A Statement of Additional Information ("SAI") dated _______, 2005 (the "Reorganization SAI"), relating to this Combined Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. A Prospectus (the "Dreman Fund Prospectus") and SAI containing additional information about the Dreman Fund, each dated November 1, 2003 (as currently supplemented), have been filed with the SEC and are incorporated herein by reference. A copy of the Dreman Fund Prospectus, which also includes information about other Dreman Funds, accompanies this Combined Prospectus/Proxy Statement. A Prospectus and Statement of Additional Information containing additional information about the Corbin Fund, each dated December 31, 2003 (and as currently supplemented), have been filed with the SEC and are incorporated herein by reference. These documents are on file with the SEC.

     As separate series of a registered investment company, the Funds are subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 (the "1940 Act"), and in accordance therewith, file reports and other information, including proxy voting records and charter documents with the SEC.

     Copies of the foregoing and any more recent reports filed after the date hereof may be obtained without charge by calling or writing:

Dreman Contrarian Small Cap Value Fund       Corbin Small-Cap Value Fund
c/o Unified Fund Services, Inc.              c/o Unified Fund Services, Inc.
P.O. Box 6110                                P.O. Box 6110
Indianapolis, Indiana 46206-6110             Indianapolis, Indiana 46206-6110

     If you wish to request the Reorganization SAI, please ask for the "Reorganization SAI."

You also may view or obtain these documents from the SEC at prescribed rates:

In Person:   At the SEC's Public Reference Room at 450 Fifth Street, N.W.,
             Washington, DC 20549 and at the following SEC Regional Offices:
             (i) Midwest Regional Office, located at 175 W. Jackson Boulevard,
             Suite 900, Chicago, IL 60604; (ii) Northeast Regional Office, located at 233Broadway, New York, NY 10279; (iii) Southeast
             Regional Office, located at 801 Brickell Ave., Suite 1800, Miami,
             FL 33131; (iv)  Central Regional Office, located at 1801 California
             Street, Suite 1500, Denver, CO 80202-2656; and (v) Pacific Regional
             Office, located at 5670 Wilshire Boulevard, 11th Floor, Los
             Angeles, CA 90036-3648

By Phone:    1-800-SEC-0330

By Mail:     Public Reference Section
             Officer of Consumer Affairs and Information Services
             Securities and Exchange Commission
             450 5th Street, N.W.
             Washington, DC 20549-6009
             (duplicating fee required)

By Email:    publicinfo@sec.gov
             (duplicating fee required)

By Internet: www.sec.gov

     The Board of Trustees of the Trust knows of no business other than that discussed above that will be presented for consideration at the Special Meeting. If any other matter is properly presented, it is the intention of the persons named in the enclosed proxy to vote in accordance with their best judgment.
                               __________________


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION NOT CONTAINED IN THIS COMBINED PROSPECTUS/PROXY STATEMENT AND, IF SO GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS COMBINED PROSPECTUS/PROXY STATEMENT DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY SECURITIES IN ANY JURISDICTION IN WHICH, OR TO ANY PERSON TO WHOM, IT IS UNLAWFUL TO MAKE SUCH OFFER OR SOLICITATION.
                              ___________________


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE REGULATOR HAS APPROVED OR DISAPPROVED OF THESE SHARES OR PASSED UPON THE ADEQUACY OF THIS COMBINED PROSPECTUS/PROXY STATEMENT. A REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     The date of this Combined Prospectus/Proxy Statement is __________, 2005.

                                TABLE OF CONTENTS

                                                                        Page No.

SUMMARY........................................................................1

COMPARISON OF THE CORBIN FUND AND THE DREMAN FUND..............................4

COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS AND OBLIGATIONS.................16

FINANCIAL HIGHLIGHTS..........................................................18

INFORMATION ABOUT THE REORGANIZATION..........................................21

OTHER INFORMATION.............................................................25

VOTING INFORMATION AND REQUIREMENTS...........................................26

EXHIBIT A - AGREEMENT AND PLAN OF REORGANIZATION..............................29

                                     SUMMARY

     The following is a summary of certain information contained elsewhere in this Combined Prospectus/Proxy Statement and is qualified in its entirety by reference to the more complete information contained herein. Shareholders should read the entire Combined Prospectus/Proxy Statement carefully.

     The Dreman Fund and the Corbin Fund are each separate series of the Trust. The Trust is an open-end management investment company registered with the SEC and was organized as a business trust under the laws of the State of Ohio. The investment objective of each of the Corbin Fund and the Dreman Fund is to seek long-term capital appreciation. The investment adviser to each of the Corbin Fund and the Dreman Fund seeks to achieve this objective by investing in the common stock of small capitalization companies whose stock is, in the adviser's opinion, trading below its intrinsic true value or that have been overlooked by the general investing public. Each Fund publicly offers its shares on a continuous basis and shares may be purchased through the Trust's principal underwriter, Unified Financial Securities, Inc. Each Fund permits its shareholders to redeem their shares upon proper notice.

THE PROPOSED REORGANIZATION

     The Board, including the Trustees who are not "interested persons" of the Funds (as defined in the 1940 Act), has unanimously approved the Reorganization, subject to the approval of the Corbin Fund shareholders. Upon shareholder approval, the Reorganization Agreement provides for:

     o the transfer of all the assets and liabilities of the Corbin Fund to the Dreman Fund in exchange for shares of the Dreman Fund;

     o    the distribution of such shares to Corbin Fund shareholders; and

     o    the dissolution of the Corbin Fund.

     If the proposed Reorganization is completed, Corbin Fund shareholders would hold shares of the Dreman Fund with an aggregate value equal to the aggregate value of Corbin Fund shares owned immediately prior to the Reorganization. Corbin & Company ("Corbin") is the investment adviser to the Corbin Fund. Dreman Value Management, L.L.C. ("Dreman") is the investment adviser to the Dreman Fund and it will continue to manage the Dreman Fund after the Reorganization.

BACKGROUND AND REASONS FOR THE PROPOSED REORGANIZATION

     In December 2004, Dreman and Corbin entered into an agreement under which Corbin agreed to assist Dreman in transferring the assets of the Corbin Fund to the Dreman Fund. David Corbin, President of the adviser to the Corbin Fund, determined that seven years is a long time to manage a fund and he agreed to the Reorganization to allow his firm the freedom to concentrate on other advisory services while also allowing Corbin Fund investors to continue to have their assets managed by an experienced small-cap value manager, such as Dreman. As compensation, Dreman has agreed to pay Corbin three annual instalments, on each anniversary date of the agreement, equal to 0.20% of the value of the net assets acquired from the Corbin Fund that remain with the Dreman Fund on such anniversary date. The payments will be due beginning the first anniversary of the Closing of the transfer agreement. The Closing is expected to occur in early 2005 pending required regulatory and shareholder approvals and satisfaction of other customary closing conditions.

     At a meeting held on December 13, 2004, the Board considered the proposed Reorganization and alternatives to the Reorganization, including liquidating the Fund. The Board determined that liquidating the Fund was not the best option for shareholders. In approving the Reorganization Agreement, the Board, including the independent Trustees, determined that participation in the Reorganization is in the best interests of the Corbin Fund and its shareholders and that the interests of the shareholders of the Corbin Fund will not be diluted as a result of the Reorganization. Before reaching these conclusions, the Board and the independent Trustees engaged in a thorough review process relating to the proposed transactions, including the Reorganization.

     The factors considered by the Board with regard to the Reorganization include, but are not limited to, the following:

     o The investment objectives and policies of the Corbin Fund and the Dreman Fund are similar. (See "Comparison of the Corbin Fund and the Dreman Fund--Investment Objectives and Principal Investment Strategies.")

               After the Reorganization, shareholders will continue to be invested in a small-cap value fund with a substantially similar investment objective and investment strategies. Dreman is an experienced investment manager with a long history of providing investment advice based on a "value" style of investing. As a result, the style and risk/return profile of the surviving fund will remain comparable to that of the shareholders' current investment. In addition, the Reorganization is not expected to cause significant portfolio turnover or transaction expenses from the sale of securities held by the Corbin Fund that are incompatible with the objective of the Dreman Fund.

               The Dreman Fund's performance results have exceeded the performance of its benchmark for the period December 31, 2003 (commencement of Fund operations) through October 31, 2004. In contrast, the Corbin Fund's returns have substantially lagged behind its benchmarks since the Fund's inception in June 1997. See "Performance Information" below. Although past performance is not necessarily indicative of future success, the Board did consider it as one of many factors.

     o    There  will be no gain or loss for  shareholders'  federal  income tax
          purposes,   as  the  Reorganization  is  expected  to  be  a  tax-free transaction.

               The Reorganization will provide for a tax-free exchange of shares resulting in the assets and the liabilities of the Corbin Fund being assumed by the combined Dreman Fund. Shareholders will receive Dreman Fund shares equivalent to the value of their Corbin Fund shares, and will pay no federal income tax on the transaction.

     o Shareholders will have continuity of service providers, because both Funds share the same distributor, o administrator, transfer agent and independent public accountants.

     o    Dreman  has  a  strong  commitment  to,  and  record,  of  compliance.

               Shareholders will benefit from Dreman's strong compliance culture, which includes: a company-wide compliance education program; dedicated compliance personnel for areas throughout the organization; and outside regulatory counsel. In addition, Dreman has advised the Board that it has no significant regulatory matters pending.

     o The costs associated with the combination of the two Funds as a result of the Reorganization will be paid by Dreman and will not be borne by shareholders.

               Shareholders will not bear any costs associated with the Reorganization, including proxy o solicitation expenses and sales charges. Proxy solicitation expenses include legal fees, printing, packaging and postage - all of which will be covered by Dreman. Shareholders will not be charged any short-term redemption fee upon the exchange of their Corbin Fund shares for the Dreman Fund shares.

     o Although Dreman will pay the costs of the Reorganization, on an ongoing basis, the Dreman Fund's total o annual operating expenses are expected to continue at the rate of approximately 1.75% of total net assets, in contrast to the rate of 1.28% of the Corbin Fund's total net assets.

     For these and other reasons, the Board unanimously concluded that, based upon the factors and determinations summarized above, consummation of the Reorganization is in the best interest of the Corbin Fund and its shareholders. The approval determinations were made on the basis of each Trustee's business judgment after consideration of all of the factors taken as a whole, though individual Trustees may have placed different weight to various factors and assigned different degrees of materiality to various conclusions.

     If the Reorganization does not occur, the Board will be required to consider other alternatives, such as liquidating the Corbin Fund. Any such liquidation will not be tax-free for shareholders.

                  THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS
                     THAT YOU VOTE "FOR" THE REORGANIZATION.

FEDERAL TAX CONSEQUENCES

     The Reorganization is expected to qualify as a tax-free "reorganization" for U.S. federal income tax purposes. If the Reorganization so qualifies, in general, neither Fund, nor its respective shareholders, will recognize any gain or loss in the transactions contemplated by the Reorganization. As a condition to the closing of the Reorganization, each Fund will receive an opinion from Thompson Coburn LLP, legal counsel to the Trust, to that effect. No tax ruling from the Internal Revenue Service ("IRS") regarding the Reorganization has been or will be requested. The opinion of counsel is not binding on the IRS or any court and thus does not preclude the IRS from asserting, or a court from rendering, a contrary position.

     If any of the portfolio assets of the Corbin Fund are sold in connection with the Reorganization, the tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Corbin Fund's basis in such assets. Any gain will be distributed to the Corbin Fund shareholders as either capital-gain dividends (to the extent of any long-term capital gains) or ordinary dividends (to the extent of any short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders.

     At any time prior to the consummation of the Reorganization, a shareholder may redeem shares, likely resulting in recognition of gain or loss to such shareholder for U.S. federal income tax purposes. For more information about the U.S. federal income tax consequences of the Reorganization, see "Material U.S. Federal Income Tax Consequences of the Reorganization."

                COMPARISON OF THE CORBIN FUND AND THE DREMAN FUND

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENT OBJECTIVES. The Funds pursue similar investment objectives and hold similar securities. As its investment objective, each Fund seeks to provide long-term capital appreciation. Under normal circumstances, each Fund invests at least 80% of its assets in small-cap securities, and this policy may not be changed without at least 60 days' prior written notice to shareholders. Dreman has stated that the proposed Reorganization is not expected to cause significant portfolio turnover or transaction expenses from the sale of securities held by the Corbin Fund that are incompatible with the investment objective of the Dreman Fund. The combined portfolio will continue to be named the "Dreman Contrarian Small Cap Value Fund."

     PRINCIPAL INVESTMENT STRATEGIES. The Corbin Fund invests at least 80% of its net assets in small-cap stocks. In choosing among small capitalization stocks, the adviser to the Corbin Fund takes a value approach, searching for those companies that appear to be trading below their true worth. The adviser uses research to identify potential investments, examining such features as a company's financial position, nature of the company's business and long-term industry fundamentals, such as competition, growth prospects and pricing power. The adviser looks for companies that appear likely to come back in favor with investors, for reasons that may range from good prospective earnings to strong management teams. In addition to investing in common stock of small-cap companies, the Corbin Fund may invest up to 20% of net assets in other securities including foreign securities, financial services obligations, repurchase agreements and short sales.

     The Dreman Fund also invests at least 80% of its net assets in equity securities issued by U.S. small-cap companies comparable in size to the companies comprising the Russell 2000 Value Index (typically with market capitalizations between $100 million to $2 billion). The investment adviser to the Dreman Fund also employs a "value" style of investing. The adviser seeks small capitalization stocks that it believes have intrinsic value but have been overlooked by the general investing public. The adviser's goal is to identify and invest in companies with low P/E ratios, solid financial strength and strong management that are selling below their intrinsic values. From time to time, the Dreman Fund may also invest in foreign securities, including American Depositary

Receipts (ADRs), convertible securities, fixed income securities and options on index futures.

     The combined portfolio will continue to pursue the principal investment strategy of the Dreman Fund as described above. The Dreman Fund primarily purchases common stocks but also will be able to invest in preferred stock, convertible securities (such as convertible preferred stock or convertible debt securities and warrants), foreign securities (including ADRs), fixed income securities and options on index futures.

     WHAT THE FUNDS HAVE IN COMMON. The Funds share the same principal investment objective and similar investment strategies, both as described above. They also share a common benchmark for performance measurement purposes, the Russell 2000(R) Value Index. In pursuing its investment objective, each Fund invests primarily in a diverse portfolio of small-cap stocks utilizing active, fundamental stock selection. In constructing the Fund's portfolio, the adviser to each Fund employs a value approach, seeking stocks trading at a temporary discount because their true value has been overlooked by the investing public. Due to the similarities in investment objectives, policies and practices, the Corbin Fund and the Dreman Fund are subject to substantially similar investment risks.

     The Funds' fundamental and non-fundamental investment policies are substantially similar. Subject to certain limitations described in the Reorganization SAI, neither Fund may borrow money, issue senior securities, act as underwriter, purchase or sell real estate or commodities, make loans, or concentrate in a particular industry as a fundamental policy. Both Funds are "diversified," as that term is defined in the 1940 Act.

PRINCIPAL AND OTHER INVESTMENT RISKS

     As with most  investments,  investments  in the Corbin  Fund and the Dreman
Fund involve certain risks. Because of the similarities in investment objectives, policies and practices, the Corbin Fund and Dreman Fund are subject to similar investment risks. The following discussion describes the principal and certain other risks that may continue to affect the Dreman Fund, including after the Reorganization. There can be no guarantee against loss resulting from an investment in either Fund.

     o VALUE RISK. The Dreman Fund invests in stocks that the adviser believes are trading below their true values. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.

     o MANAGEMENT RISK. The adviser's value-oriented approach may fail to produce the intended results. If the adviser's perception of the value of a company is not realized in the expected time frame, the Dreman Fund's overall performance may suffer.
     o SMALL CAP RISK. Because the Dreman Fund invests in smaller capitalization companies, the combined portfolio will be subject to additional risks. These include:
          o The earnings and prospects of smaller companies are more volatile than larger companies.
          o Smaller companies may experience higher failure rates than do larger companies.
          o The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.
          o Smaller companies may have limited markets, product lines or financial resources and may lack management experience.
     o FOREIGN RISK. The Dreman Fund may invest some its of its assets in securities of foreign companies. Securities of foreign companies may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the combined Fund's investments in a foreign country.
     o DERIVATIVES RISK. The Dreman Fund may invest some its of its assets in derivative securities such as options and futures. Options and futures in the Fund's portfolio involve higher risk and may subject the Fund to higher price volatility. There is no guarantee that derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the Fund.
     o SECTOR RISK. To the extent that the Dreman Fund focuses in one or more sectors, factors affecting those sectors could affect Fund performance. For example, financial services companies could be hurt by changing government regulations, increasing competition and interest rate movements.

MANAGEMENT OF THE FUNDS

     DREMAN FUND. Dreman, with its principal offices at 520 East Cooper Avenue, Suite 230-4, Aspen, CO 81611, serves as investment adviser to the Dreman Fund. Dreman was formed in 1997 as the successor firm to Dreman Value Advisors Inc., which was founded in 1977 by David N. Dreman. Mr. Dreman controls a majority interest in Dreman, which is 100% employee-owned. In addition to serving as adviser to the Dreman Fund, Dreman provides investment advice to other mutual funds, separately managed accounts, insurance company separate accounts and wrap programs offered to large institutional investors and high-net worth clients. Dreman also provides investment subadvisory services to ten other mutual funds. As of December 31, 2004, Dreman managed $12.5 billion in assets.

     Dreman's investment team will continue to be primarily responsible for making investment recommendations for the Dreman Fund. The investment team has over 20 years' experience in the investment management business. Although the team is responsible for making investment recommendations, Mr. David Dreman, Chairman and Chief Investment Officer of Dreman, makes the final determination with respect to all investment decisions. Mr. Dreman began his investment career in 1957. He is one of the pioneers of contrarian value investing, a disciplined, low P/E approach to stock selection that Dreman has been applying without style drift for over 20 years.

     CORBIN FUND. Corbin, with its principal offices at 3113 South University Drive, Suite 500, Fort Worth, Texas 76109, serves as investment adviser to the Corbin Fund. Corbin specializes in managing assets for clients seeking a value-oriented, contrarian investment style, including individual investors, personal trusts, and all types of tax-exempt organizations and ERISA plans, such as foundations, endowments, defined benefit plans, defined contribution plans and union plans. As of December 31, 2004, Corbin managed over $50 million in assets.

     David A. Corbin, CFA, has been President and Chief Investment Officer of Corbin since 1992, and has been primarily responsible for the day-to-day management of the Corbin Fund since inception of its predecessor in 1997. Prior to founding Corbin & Company, Mr. Corbin was a trust investment portfolio manager with Ameritrust/MTrust, where his responsibilities included investment analysis and investment oversight for personal trust accounts, employee benefit plans and endowments. He was also the Portfolio Manager of the William C. Conner Foundation at Texas Christian University, where he received his Bachelor of Science degree in Economics. Mr. Corbin is a Chartered Financial Analyst (CFA).

INVESTMENT ADVISORY AGREEMENTS

     DREMAN FUND. Dreman serves as investment adviser to the Dreman Fund pursuant to a management agreement between the Trust and Dreman (the "Dreman Management Agreement") and subject to approval of the Board. Under the Dreman Management Agreement, Dreman is entitled to fees computed daily and payable monthly, at an annual rate of 0.95% of the average daily net assets of the Dreman Fund. Dreman contractually has agreed to waive its fee and, to the extent necessary, reimburse the Fund's expenses so that its total annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest expenses and dividends on securities sold short, taxes) and extraordinary expenses do not exceed 1.50% of the average daily net assets of the Dreman Fund through October 31, 2007. The adviser voluntarily has waived the payment by the Dreman Fund to Dreman of a 12b-1 fee of 0.25%. Although the adviser has stated that it expects to continue waiving the 12b-1 fee, this is a voluntary fee waiver that can be discontinued at any time by the adviser.

     For the period December 31, 2003 (commencement of Fund operations) through October 31, 2004, Dreman was entitled to receive from the Fund advisory fees of $6,333, all of which were waived, and it reimbursed Fund expenses in the amount of $61,623. In addition, Dreman waived 12b-1 shareholder servicing fees in the amount of $1,656 for the same period.


     CORBIN FUND. Corbin has overall responsibility for managing the investments of the Corbin Fund, subject to the authority of the Board. Pursuant to the terms of the management agreement between Corbin and the Trust, on behalf of the Corbin Fund (the "Corbin Management Agreement"), Corbin pays all of the operating expenses of the Corbin Fund except brokerage fees and commissions, taxes, interest, fees and expenses of non-interested person trustees and extraordinary or non-recurring expenses. As compensation for its management services and agreement to pay the Fund's expenses, Corbin is entitled to receive a fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the average daily net assets of the Corbin Fund. For the fiscal year ended October 31, 2004, Corbin received aggregate advisory fees from the Fund of $79,687.

COMPARISON OF THE ADVISORY AGREEMENTS

     Following the Reorganization, Dreman will continue to manage the Dreman Fund pursuant to the management agreement currently in place for the Dreman Fund. For more information about the Dreman Fund Management Agreement, see "Investment Adviser" in the Reorganization SAI.

OPERATING EXPENSES

     The following comparative fee table describes the fees that you may incur for buying and holding shares of the Dreman Fund compared to shares of the Corbin Fund as of October 31, 2004.

     The Dreman Fund has a redemption fee designed to deter market-timers that is imposed on certain short-term redemptions as set forth below. If you are a Corbin Fund shareholder and you redeem shares of the Dreman Fund you receive in the Reorganization, you will be deemed to have purchased your Dreman Fund shares on the date that you purchased your Corbin Fund shares for purposes of determining the redemption fee.


                                                               DREMAN            CORBIN
                                                                FUND              FUND
                                                          _______________    ______________
SHAREHOLDER FEES (paid directly from your investment)

   Maximum Sales Charge (Load) Imposed on Purchases             NONE              NONE
   Maximum Deferred Sales Charge (Load)                         NONE              NONE
   Redemption Fees1                                            1.00%2            2.00%3
   Exchange Fee                                                 NONE              NONE

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from Fund assets, as a
   percentage of average net assets)
     Investment Advisory Fees                                   0.95%            1.25%
     Distribution and/or Service (12b-1) Fees                   0.25%             NONE
     Other Expenses                                            10.99%            0.03%


                                       8

     Total Annual Fund Operating Expenses                      12.19%            1.28%
                                                               ------            -----
         Fee Waiver and/or Expense Reimbursement             (10.44)%4            NONE
                                                             ---------            ----
     NET OPERATING EXPENSES                                     1.75%            1.28%

(1) A $15 wire transfer fee is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.

(2) The Dreman Fund charges a 1.00% redemption fee on shares redeemed less than one year after they are purchased. The Dreman Fund waives this fee for mandatory retirement withdrawals and for its systematic withdrawal plan.

(3) Shares redeemed within 90 days of purchase will be charged a 2.00% redemption fee. However, no redemption fee is assessed on shares redeemed after the 90-day period. Exceptions may be granted to shareholders at the discretion of the Corbin Fund's adviser due to an investor's change in circumstances, but no exceptions will be made for market-timers.

(4) Dreman contractually has agreed to waive its management fee and/or reimburse expenses so that Total Annual Fund Operating Expenses, except brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, do not exceed 1.50% of the average daily net assets of the Dreman Fund through October 31, 2007. Dreman currently is waiving the 12b-1 fee of 0.25%, which results in Total Annual Operating Expenses after waiver and reimbursement of 1.50%. This fee waiver is voluntary and may be discontinued at any time.

For more detailed information, please see the Dreman Fund prospectus which accompanies this Combined Prospectus/Proxy Statement.


EXAMPLE

This example is intended to help you compare the cost of investing in the Dreman Fund and the Corbin Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                               1 YEAR       3 YEARS       5 YEARS       10 YEARS
FUND                                                         __________    __________   __________     ___________
Dreman Fund                                                     $278          $551        $3,045         $7,871
Corbin Fund                                                     $130          $406         $702          $1,545

You would pay the following expenses if you did not redeem your shares:


                                       9

                                                                1 YEAR      3 YEARS       5 YEARS       10 YEARS
                                                              __________   _________     _________     ___________
FUND
Dreman Fund                                                      $178         $551        $3,045         $7,871
Corbin Fund                                                      $130         $406         $702          $1,545


PERFORMANCE INFORMATION

     The performance tables below illustrate the past performance of an investment in each Fund. Past performance is not necessarily indicative of future success. The following tables represent the average total returns for the Corbin Fund and the Dreman Fund. Please note that the Dreman Fund commenced operations on December 31, 2003, and, as such, has performance results for only ten months.

DREMAN FUND


 ---------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS
                                                           (FOR PERIODS ENDED OCTOBER 31, 2004)

                                                                                     SINCE INCEPTION
                                                 ONE MONTH       YEAR-TO-DATE      (DECEMBER 31, 2003)
                                              -----------------------------------------------------------

Dreman Contrarian Small Cap Value Fund*              0.61%            14.80%             14.80%

Russell 2000 Value Index**                           1.97%             5.75%              5.75%
----------------------------------------------------------------------------------------------------------

The Dreman Fund's total return for the one year period ended December 31, 2004 was 29.59%.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-247-1014.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund charges a 1% redemption fee on shares redeemed less than one year after they are purchased. The imposition of this fee is not reflected in the returns above.

** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Russell 2000 Value Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund's portfolio. Individuals cannot invest directly in the Index, however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.

CORBIN FUND

-------------------------------------------------------------------------------------------------------------------------
                                                                  Average Annual Total Returns
                                                              (for periods ended October 31, 2004)

                                                                                                       Since Inception
                                       One Month       Year-to-date        1 Year       5 Year         (June 10, 1997)
                                    --------------------------------------------------------------    -------------------

Corbin Small Cap Value Fund*           -2.48%          -15.53%          -13.76%          4.08%              -1.76%

S&P 600 Small Cap Index**               1.86%           10.57%           16.79%         11.96%               9.83%

Russell 2000 Value Index**              1.97%            5.75%           11.73%          7.74%               7.05%
-------------------------------------------------------------------------------------------------------------------------

The Corbin Fund's total return for the one year period ended December 31, 2004 was -0.72%.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns shown for Corbin Small Cap Value Fund are net of all recurring expenses. Current performance of the Fund may be lower or higher than the performance quoted. The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-924-6848.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions. Shares redeemed within 90 days of purchase are subject to a 2.00% redemption fee.

** The S&P 600 Small Cap Index and Russell 2000 Value Index are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. The Indices are widely recognized unmanaged indices of equity securities. Individuals cannot invest directly in the Indices; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index

     The combined Fund will be substantially similar to the Dreman Fund, and, as a result, the Dreman Fund will be the accounting survivor of the Reorganization. As such, the combined Fund will retain the performance history of the Dreman Fund at the closing of the Reorganization.

FUND CAPITALIZATION

     The following table sets forth the capitalization (unaudited) of the Corbin Fund and the Dreman Fund as of October 31, 2004, and on a pro forma basis after giving effect to the Reorganization.

FUND                            NET ASSETS                   SHARES OUTSTANDING           NET ASSET VALUE PER SHARE
Corbin Fund                     $3,944,421                   480,651                      $  8.21
Dreman Fund                     $   864,513                    75,001                     $11.53
Pro Forma  - Combined Dreman    $4,808,934                   417,102                      $11.53
Fund


                                       11
DISTRIBUTION SERVICES

     DISTRIBUTOR.  Unified Financial  Securities,  Inc., 431 North  Pennsylvania
     -----------
Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of each Fund. A Trustee of the Trust is a shareholder of Unified Financial Services, Inc. ("UFS") and certain officers of the Trust are a director and/or officers of the Distributor and/or shareholders of UFS. As a result, such persons may be deemed to be affiliates of the Distributor. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor and Unified Fund Services are controlled by UFS.

       DISTRIBUTION AND SERVICE FEES
       ------------------------------

     A. DREMAN FUND. The Dreman Fund has adopted a plan (the "Dreman Fund Distribution Plan") under Rule 12b-1 of the 1940 Act that allows the Dreman Fund to pay servicing fees for certain services provided to its shareholders. Under the Dreman Fund Distribution Plan, the Dreman Fund can pay a fee of up to 0.25% of the Fund's average daily net assets to Dreman, its adviser, or to certain broker-dealers, investment advisers, banks or other financial institutions to help defray the cost of servicing Fund shareholders. These services include, but are not limited to:

          (1) Responding to customer questions on the services performed by the service organization and investments in investor shares;

          (2) Assisting customers in choosing and changing dividend options, account designations and addresses; and

          (3)  Providing other similar shareholder liaison services.

     Because these fees are an ongoing expense, over time they reduce the net investment results of the Dreman Fund and may cost shareholders more than paying other types of sales charges.

     B. CORBIN FUND. The Corbin Fund has not adopted a 12b-1 plan of distribution and incurs no 12b-1 fees.

     C. COMBINED FUND. Following the Reorganization, the Dreman Fund will continue to use the Dreman Fund Distribution Plan, as described above. For more information on the Dreman Fund Distribution Plan, see the Reorganization SAI.


COMPARISON OF ACCOUNT FEATURES AND OTHER SHAREHOLDER SERVICES

     PURCHASE,  VALUATION AND REDEMPTION SHARES. Procedures for the purchase and
     ------------------------------------------
redemption of shares of the Corbin Fund and the Dreman Fund are similar. You should refer to the Dreman Funds Prospectus (a copy accompanies this Combined Prospectus/Proxy Statement), and the Reorganization SAI for more specific information about procedures applicable to the Dreman Fund, and the Corbin Fund's Prospectus and SAI for more specific procedures applicable to the Corbin Fund.

     A.   PURCHASING SHARES

          (1)  Dreman  Fund.  Dreman  Fund  shares  may be  purchased  through a
               ------------
     financial intermediary or directly from the transfer agent. Purchase orders received by the transfer agent before the close of regular trading on the New York Stock Exchange (the "NYSE") on each day the NYSE is open will be priced based on the net asset value ("NAV") calculated at the close of trading on that day. NAV of the Fund is calculated as of the close of trading on each day the NYSE is open.

          The minimum initial investment in the Dreman Fund is $2,500 and minimum subsequent investments are $1,000. Dreman may, in its sole discretion, waive these minimums for individual retirement accounts (IRAs) and in certain other circumstances. If an investment is aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to an individual investment. If a shareholder purchases or redeems shares through a broker-dealer or another intermediary, the shareholder may be charged a fee by that intermediary. The initial minimum investment levels will not apply to holders of shares of the Corbin Fund who receive Dreman Fund shares in the Reorganization. Subsequent purchases will, however, be subject to the investment minimums of the Dreman Fund.

          (2) Corbin Fund.  Shareholders  of the Corbin Fund may purchase shares
              -----------
     of the Corbin Fund through a financial intermediary or directly from the transfer agent. The minimum initial investment in the Corbin Fund is $2,000, and minimum subsequent investments are $50. These minimums may be waived by the Corbin Fund's adviser for accounts participating in an automatic investment program.

          The Dreman Fund shares and the Corbin Fund shares may be purchased in a similar manner, however, the initial and subsequent investment minimums for the Corbin Fund are lower than those of the Dreman Fund, as discussed above.

          (3) The Combined Fund. Following the Reorganization,  shareholders may
              -----------------
     purchase shares of the combined fund using the Dreman Fund procedures as described above.

          B.  REDEEMING  SHARES.  Shareholders  of each of the  Dreman  Fund and
              -----------------
     Corbin Fund may place redemption orders by telephoning the Fund, by a systematic withdrawal plan, or by writing to the transfer agent, Unified Fund Services. Shares are redeemed at the NAV per share next determined after receipt of the redemption order, minus any applicable redemption fee, as discussed above.

          The Dreman Fund and the Corbin Fund have similar policies with respect to redemption procedures and the pricing of shares. In addition, both Funds assess a redemption fee on short-term redemptions as discussed above. The Dreman Fund has a much longer holding period requirement than the Corbin Fund for purposes of the redemption fee (one year for the Dreman Fund versus 90 days for the Corbin Fund) even though, as a percentage of assets, the short-term redemption fee assessed by the Dreman Fund is lower than that assessed by the Corbin Fund (1% for the Dreman Fund as opposed to 2% for the Corbin Fund). Following the Reorganization, shareholders may redeem their shares using the Dreman Fund procedure as described in the Dreman Fund prospectus.

          C.  DETERRING  MARKET  TIMING.  Each Fund  discourages  market timing.
     Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements. Market timing may result in dilution of the value of the Fund's shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board of Trustees has adopted a redemption policy to discourage short term traders and/ or market timers from investing in the Funds. As stated above, each of the Dreman Fund and Corbin Fund assess a fee on short-term redemptions. The proceeds collected from redemption fees are used by each Fund for the benefit of existing shareholders. Redemption fees may be waived at the sole discretion of the Funds' advisers for mandatory retirement plans, for systematic withdrawal plans and in certain other circumstances. No exceptions will be granted to persons believed to be "market-timers."


     While each Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers. For example, certain accounts called "omnibus accounts" include multiple shareholders.
Omnibus accounts typically provide a Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated is not known by the Fund. The netting effect often makes it more difficult to apply redemption fees, and there can be no assurance that the Fund will be able to apply the fee to such accounts in an effective manner. In addition to the redemption fee, each Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interest of the Fund or its shareholders or if the Fund thinks that trading is abusive. The Funds have not entered into any arrangements with any person to permit frequent purchases and redemptions of Fund shares.

     D. DETERMINING NET ASSET VALUE

     (1) Dreman Fund.  The NAV is calculated for the Dreman Fund at the close of
         -----------
trading (normally 4:00 p.m. Eastern time) on each day the NYSE is open for business (the NYSE is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Dreman Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after the Fund receives the order in proper form.

     The Dreman Fund's assets generally are valued at their market value. If market prices are not available or, in the adviser's opinion, market prices do not reflect fair value, or if an event occurs after the close of trading that materially affects fair value, the adviser may value the Dreman Fund's assets according to policies approved by the Board of Trustees. For example, if trading in a small-cap stock is halted and does not resume before the Dreman Fund calculates its NAV, the adviser may need to price the security using the Fund's good faith pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short-term traders.

     (2) Corbin Fund. The Corbin Fund  calculates its NAV in a manner  identical
         -----------
to the Dreman Fund.

     (3) The Combined Fund. Following the Reorganization, NAV will be determined
         -----------------
in accordance with the Dreman Fund's procedures, as described above.

     TRANSFER AGENT,  ADMINISTRATOR AND FUND ACCOUNTANT.  Unified Fund Services,
     --------------------------------------------------
Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the transfer agent to each of the Dreman Fund and Corbin Fund. A Trustee and the officers of the Trust are members of management and/or employees of Unified and/or officers or shareholders of Unified Financial Services, Inc. ("UFS"), the parent company of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Fund of $1.25 per shareholder (subject to various monthly minimum fees, the maximum being $1,250 per month for assets of $10 million or more).

     In addition, Unified provides each Fund with fund accounting services, which include certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from each Fund's adviser equal to 0.050% of the Fund's assets up to $50 million, 0.040% of the Fund's assets from $50 million to $100 million, 0.030% of the Fund's assets from $100 million to $150 million, and 0.020% over $150 million (subject to various monthly minimum fees, the maximum being $1667 per month for assets up to $50 million). For the fiscal years ended October 31, 2002, 2003 and 2004, Unified received $25,153, $18,967 and $18,911, respectively, from Corbin on behalf of the Corbin Fund for these accounting services. For the period December 31, 2003 through October 31, 2004, Unified received $16,667 from the Dreman Fund for these accounting services.

     Unified also provides each Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the each Fund's adviser equal to an annual rate of 0.10% of the Fund's assets under $50 million, 0.070% of the Fund's assets from $50 million to $100 million, 0.050% of the Fund's assets from $100 million to $150 million, and 0.030% over $150 million (subject to a minimum fee of $2,500 per month). For the fiscal years ended October 31, 2002, 2003 and 2004, Unified received $33,080, $25,000 and $32,336, respectively, from Corbin on behalf of the Corbin Fund for these administrative services. For the period December 31, 2003 through October 31, 2004, Unified received $16,667 from the Dreman Fund for these administrative services.

     INDEPENDENT  ACCOUNTANT.  The firm of Cohen  McCurdy,  Ltd.,  27955 Clemens
     -----------------------
Road, Westlake, Ohio 44145, has been selected as independent public accountants for each Fund for the fiscal year ending October 31, 2005. Cohen McCurdy, Ltd. performs an annual audit of each Fund's financial statements and provides financial, tax and accounting consulting services as requested.

          COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS AND OBLIGATIONS

     Because Corbin Fund and Dreman Fund are both series of the Trust and, thus, are governed by the same organizational document, the Reorganization will not result in any differences in shareholder rights. The shares of the Dreman Fund to be distributed to shareholders of the corresponding Corbin Fund will have the same legal characteristics as the shares of the Corbin Fund with respect to such matters as voting rights, accessibility, and transferability.

     Each share of each Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Trustees. Each share of a Fund has the same voting and other rights and preferences as any other share of any series of the Trust for matters that affect the Trust as a whole. Each Fund may offer additional classes of shares in the future.

     The Funds do not issue share certificates. All shares are held in non-certificate form registered on the books of the Funds and the Transfer Agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

     Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Funds have equal voting rights and liquidation rights. The Declaration of Trust can be amended by the Trustees, except that any amendment that adversely affects the rights of shareholders must be approved by the shareholders affected. Each share of the Funds is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the Fund's shareholders.

     When issued in accordance with the provisions of their respective prospectuses (and, in the case of shares of the Dreman Fund issued in accordance with the provisions of the Reorganization Plan), all shares are fully paid and non-assessable.

THE FOREGOING IS ONLY A SUMMARY OF CERTAIN RIGHTS OF SHAREHOLDERS UNDER THE CHARTER DOCUMENT GOVERNING THE CORBIN FUND AND THE DREMAN FUND AND APPLICABLE STATE LAW, AND IS NOT A COMPLETE DESCRIPTION OF PROVISIONS CONTAINED IN THE AGREEMENT AND DECLARATION OF TRUST. SHAREHOLDERS SHOULD REFER TO THE PROVISIONS OF THE CHARTER DOCUMENT AND STATE LAW DIRECTLY FOR A MORE THOROUGH DESCRIPTION.

                              FINANCIAL HIGHLIGHTS

DREMAN FUND

     The tables that follow present performance information about the Dreman Fund. This information is intended to help you understand the Fund's financial performance since its inception (December 31, 2003) through its fiscal year ended October 31, 2004. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Dreman Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Cohen McCurdy, Ltd., whose report, along with the Dreman Fund's financial statements, are included in the annual report, which is available upon request.


DREMAN CONTRARIAN SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS


(The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.)


                                                                       PERIOD ENDED
                                                                     OCTOBER 31, 2004   (a)
                                                                    -------------------

SELECTED PER SHARE DATA

Net asset value, beginning of period                                $         10.00
                                                                    -------------------
Income from investment operations
  Net investment income (loss)                                                (0.03)
  Net realized and unrealized gain (loss)                                      1.51
                                                                    -------------------
Total from investment operations                                               1.48
                                                                    -------------------

Net asset value, end of period                                       $        11.48
                                                                    ===================

TOTAL RETURN (b)                                                             14.80%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                                      $          861
Ratio of expenses to average net assets (c) (d)                                1.75%
Ratio of expenses to average net assets
   before waiver & reimbursement (c)                                          12.19%
Ratio of net investment income to
   average net assets (c)                                                     (0.32)%
Ratio of net investment income to average
   net assets before waiver & reimbursement (c)                              (10.75)%
Portfolio turnover rate                                                       72.10%

(a) For the period December 31, 2003 (commencement of operations) to October 31, 2004.
(b)  Not annualized and excluding sales charge.
(c)  Annualized.
(d)  The Adviser is not contractually obligated to reimburse 12b-1 expenses.




CORBIN FUND

The total returns represent the rate you would have earned (or lost) on an investment in the Corbin Fund, assuming reinvestment of all dividends and distributions. The table includes financial information of the Corbin Fund's predecessor for the fiscal years ended October 31, 2000 through 2002. Financial information for the fiscal years ended October 31, 2000, 2001, 2002, and 2003 have been audited by McCurdy and Associates CPA's Inc. and 2004 has been audited by Cohen McCurdy, Ltd., whose report, along with the Corbin Fund's financial statements, are included in the Corbin Fund's annual report, which is available from the Corbin Fund upon request.



CORBIN SMALL-CAP VALUE FUND
FINANCIAL HIGHLIGHTS

                                                  YEAR            YEAR             YEAR             YEAR             YEAR
                                                 ENDED           ENDED            ENDED            ENDED            ENDED
                                                 OCTOBER        OCTOBER          OCTOBER          OCTOBER          OCTOBER
                                                   31,             31,              31,              31,              31,
                                                  2004            2003             2002             2001             2000
                                               -------------    ----------       -----------      ----------       ----------

SELECTED PER SHARE DATA

Net asset value, beginning of period           $      9.52      $   6.99         $    8.12        $   7.11         $    6.75
                                               -------------    ----------       -----------      ----------       ----------
Income from investment operations

  Net investment income (loss)                       (0.01)        (0.03)  (a)       (0.05)  (a)     (0.02)  (a)        0.02  (a)
  Net realized and unrealized gain
(loss)                                               (1.35)         2.56             (1.08)           1.05              0.34
                                               -------------    ----------       -----------      ----------       ----------
Total from investment operations                     (1.36)
                                                                    2.53             (1.13)           1.03              0.36
                                               -------------    ----------       -----------      ----------       ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:

  From net investment income                              -             -                 -          (0.02)                -
                                               -------------    ----------       -----------      ----------       ----------


Total distributions                                       -             -                 -          (0.02)                -
                                               -------------    ----------       -----------      ----------       ----------

Paid in capital from redemption fees                   0.04
                                               -------------



Net asset value, end of period                 $       8.20     $   9.52         $    6.99        $   8.12         $    7.11
                                               =============    ==========       ===========      ==========       ==========

TOTAL RETURN (B)                                    -13.76%        36.19%           -13.92%          14.67%            5.33%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000)                $      3,942     $ 15,433         $  16,436        $  4,697         $  2,888
Ratio of expenses to average net
assets before waiver                                  1.28%         1.29%             1.29%           1.34%            1.36%
Ratio of expenses to average net
assets                                                1.28%         1.28%             1.28%           1.25%            1.25%
Ratio of net investment income (loss) to
average net assets before waiver                    (0.06)%       (0.40)%           (0.56)%         (0.41)%            0.12%
Ratio of net investment income (loss) to
average net assets                                  (0.06)%       (0.39)%           (0.55)%         (0.32)%            0.24%

Portfolio turnover rate                              28.05%       102.87%           135.70%          70.56%           94.69%

(a) Net investment income/(loss) per share was based on average shares outstanding throughout the year
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

                      INFORMATION ABOUT THE REORGANIZATION

GENERAL

     Under the  Reorganization  Agreement,  the Corbin Fund will transfer all of its assets and liabilities to the Dreman Fund in exchange for shares of the Dreman Fund. For more details about the Reorganization Agreement, see Exhibit A
                                                                       ---------
"Form of Agreement and Plan of Reorganization." The shares of the Dreman Fund issued to the Corbin Fund will have an aggregate value equal to the aggregate value of the Corbin Fund shares immediately prior to the Reorganization. Upon receipt by the Corbin Fund of the shares of the Dreman Fund, the Corbin Fund will distribute the shares to Corbin Fund shareholders. Then, as soon as practicable after the Closing Date (as defined in Exhibit A), the Corbin Fund
                                                     ---------
will be dissolved under applicable state law.

     Such distribution will be accomplished by opening new accounts on the books of the Dreman Fund in the names of the Corbin Fund shareholders and transferring to those shareholder accounts the shares of the Dreman Fund previously credited on those books to the accounts of the Corbin Fund shareholders. Each newly-opened account on the books of the Dreman Fund for the previous Corbin Fund shareholders will represent the respective pro rata number of shares of the Dreman Fund.

     Accordingly, as a result of the Reorganization, each Corbin Fund shareholder will own shares of the Dreman Fund having an aggregate value immediately after the Closing Date equal to the aggregate value of that shareholder's Corbin Fund shares immediately prior to the Closing Date. The Reorganization will not result in dilution of either Fund's shares. However, as a result of the Reorganization, a shareholder of either of the Corbin Fund or the Dreman Fund will hold a reduced percentage of ownership in the larger combined Fund than the shareholder did in either of the separate Funds.

     No sales charge or fee of any kind will be assessed to the Corbin Fund shareholders in connection with their receipt of shares of the Dreman Fund in the Reorganization.

TERMS OF THE AGREEMENT

     Pursuant to the Reorganization Agreement, the Dreman Fund will acquire all of the assets and liabilities of the Corbin Fund on the Closing Date in consideration for shares of the Dreman Fund.

     On the Closing Date, the Corbin Fund will transfer to the Dreman Fund all of its assets in exchange for shares of the Dreman Fund that are equal in value to the value of the net assets of the Corbin Fund transferred to the Dreman Fund, as determined in accordance with the valuation procedures adopted by the Board, and the assumption by the Dreman Fund of all the liabilities of the Corbin Fund. In order to minimize any potential for undesirable federal income and excise tax consequences in connection with the Reorganization, the Corbin Fund will distribute on or before the Closing Date all or substantially all of its undistributed net investment income (including net capital gains) as of such date.

     The Corbin Fund expects to distribute the shares of the Dreman Fund to the shareholders of the Corbin Fund promptly after the Closing Date and then dissolve pursuant to a plan of dissolution adopted by the Board. Unless waived in accordance with the Agreement, the obligations of the parties to the Agreement are conditioned upon, among other things:

     o    the approval of the Reorganization by the Corbin Fund's shareholders;

     o the absence of any rule, regulation, order, injunction or proceeding preventing or seeking to prevent the consummation of the transactions contemplated by the Agreement;

     o the receipt of all necessary approvals, consents, registrations and exemptions under federal, state and local laws;

     o the truth in all material respects as of the Closing Date of the representations and warranties of the o parties and performance and compliance in all material respects with the parties' agreements, obligations and covenants required by the Agreement;

     o the effectiveness under applicable law of the registration statement of the Dreman Fund of which this o Combined Prospectus/Proxy Statement forms a part and the absence of any stop orders under the Securities Act of 1933, pertaining thereto;

     o the declaration of a dividend by Corbin Fund to distribute all or substantially all its undistributed net investment income and net capital gains; and

     o the receipt of an opinion of counsel relating to, among other things, the tax free nature of the Reorganization.

     The Agreement may be terminated or amended by the mutual consent of the parties either before or after approval thereof by the shareholders of the Corbin Fund.

     The Board recommends that you vote to approve the Reorganization, as it believes the Reorganization is in the best interests of the shareholders of the Corbin Fund (as described more fully in "The Proposed Reorganization--Reasons for the Proposed Reorganization") and that the interests of the Corbin Fund's existing shareholders will not be diluted as a result of consummation of the proposed Reorganization.

REASONS FOR THE REORGANIZATION

     For the reasons described above under "Background and Reasons for the Proposed Reorganization," the Board unanimously concluded that, based upon the factors and determinations summarized above, consummation of the Reorganization is in the best interest of the Corbin Fund and its shareholders. The approval determinations were made on the basis of each Trustee's business judgment after consideration of all of the factors taken as a whole, though individual Trustees may have placed different weight to various factors and assigned different degrees of materiality to various conclusions.

     If the Reorganization does not occur, the Board will be required to consider other alternatives. If no such suitable alternatives can be found, the Board may be required to liquidate the Fund. Any such liquidation will not be tax-free for shareholders.


MATERIAL U.S. FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION

     The following is a general summary of the material anticipated U.S. federal income tax consequences of the Reorganization. The discussion is based upon the Internal Revenue Code of 1986, as amended (the "Code"), Treasury regulations, court decisions, published positions of the IRS and other applicable authorities, all as in effect on the date hereof and all of which are subject to change or differing interpretations (possibly with retroactive effect). The discussion is limited to U.S. persons who hold shares of the Corbin Fund as capital assets for U.S. federal income tax purposes. This summary does not address all of the U.S. federal income tax consequences that may be relevant to a particular shareholder or to shareholders who may be subject to special treatment under federal income tax laws. No ruling has been or will be obtained from the IRS regarding any matter relating to the Reorganization. No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of the tax aspects described below. Shareholders must consult their own tax advisers as to the U.S. federal income tax consequences of the Reorganization, as well as the effects of state, local and non-U.S. tax laws.

     It is a condition to closing the Reorganization that each of the Corbin Fund and the Dreman Fund receives an opinion from Thompson Coburn LLP, legal counsel to the Trust, dated as of the Closing Date, that the Reorganization will be a "reorganization" within the meaning of Section 368(a) of the Code and that the Dreman Fund and the Corbin Fund each will be a "party to a reorganization" within the meaning of Section 368(b) of the Code. As such a reorganization, the federal income tax consequences of the Reorganization can be summarized as follows:

     o No gain or loss will be recognized by the Corbin Fund or the Dreman Fund upon the transfer of all of the assets of the Corbin Fund to the Dreman Fund in exchange for the shares of the Dreman Fund and the assumption by the Dreman Fund of the liabilities of the Corbin Fund, or upon the distribution of the shares of the Dreman Fund by the Corbin Fund to its shareholders in the subsequent liquidation of the Corbin Fund.

     o No gain or loss will be recognized by a shareholder of the Corbin Fund who exchanges all of his, her or its shares of the Corbin Fund for the shares of the Dreman Fund pursuant to the Reorganization.

     o The aggregate tax basis of the shares of the Dreman Fund received by a shareholder of the Corbin Fund o pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of the Corbin Fund surrendered in exchange therefor.

     o    The  holding  period of the shares of the Dreman  Fund  received  by a shareholder of the Corbin Fund pursuant o to the Reorganization will include the holding period of the shares of the Corbin Fund surrendered in exchange therefor.

     o The Dreman Fund's tax basis in the Corbin Fund's assets received by the Dreman Fund pursuant to the Reorganization will, in each instance, equal the tax basis of such assets in the hands of the Corbin Fund immediately prior to the Reorganization, and the Dreman Fund's holding period of such assets will, in each instance, include the period during which the assets were held by the Corbin Fund.

     o The holding period of the assets of the Corbin Fund in the hands of the Dreman Fund will include the period during which those assets were held by the Corbin Fund.

     The opinion of Thompson Coburn LLP will be based on U.S. federal income tax law in effect on the Closing Date. In rendering its opinion, Thompson Coburn LLP will also rely upon certain representations of the management of the Dreman Fund and the Corbin Fund and assume, among other things, that the Reorganization will be consummated in accordance with the operative documents. An opinion of counsel is not binding on the IRS or any court.

     The Dreman Fund intends to continue to be taxed under the rules applicable to regulated investment companies as defined in Section 851 of the Code, which are the same rules currently applicable to the Corbin Fund and its shareholders.

     Prior to the Closing Date, the Corbin Fund will declare a distribution to its shareholders, which together with all previous distributions, will have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the Closing Date.

     A portion of the portfolio assets of the Corbin Fund may be sold in connection with the Reorganization. The tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Corbin Fund's basis in such assets. Any capital gains recognized in these sales on a net basis will be distributed to the Corbin Fund's shareholders as capital-gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders.

     As noted above, shareholders of the Corbin Fund may redeem their shares or exchange their shares for shares of certain other funds distributed by the distributor at any time prior to the closing of the Reorganization. See "Purchase, Valuation, Redemption and Exchange of Shares" above. Redemptions and exchanges of shares generally are taxable transactions, unless your account is not subject to taxation, such as an individual retirement account or other tax-qualified retirement plan. Shareholders should consult with their own tax advisers regarding potential transactions.

EXPENSES OF THE REORGANIZATION

     Pursuant to the Reorganization Agreement, Dreman has agreed to bear the expenses incurred in connection with the Reorganization and preparation of this Combined Prospectus/Proxy Statement, including all direct and indirect expenses and out-of-pocket costs.

     Expenses incurred in connection with the Reorganization include, but are not limited to: all costs related to the preparation and distribution of materials distributed to the Board including legal and accounting costs; all expenses incurred in connection with the preparation of the Reorganization

Agreement and a registration statement on Form N-14; SEC and state securities commission filing fees and legal and audit fees in connection with the Reorganization; the costs of printing and distributing this Combined Prospectus/Proxy Statement; auditing fees associated with each Fund's financial statements; portfolio transfer taxes (if any); and any similar expenses incurred in connection with the Reorganization. Neither the Funds nor Dreman or Corbin will pay any expenses of shareholders arising out of or in connection with the Reorganization.

     All other expenses of each of the parties shall be paid by the applicable party.

CONTINUATION OF SHAREHOLDER ACCOUNTS AND PLANS

     If the Reorganization is approved, the Dreman Fund will establish an account for each Corbin Fund shareholder containing the appropriate number of shares of the Dreman Fund. Shareholders of the Corbin Fund who are accumulating Corbin Fund shares under the dividend reinvestment plan, who are receiving payment under the systematic withdrawal plan, or who benefit from special sales programs with respect to Corbin Fund shares, will retain the same rights and privileges after the Reorganization in connection with the shares of the Dreman Fund received in the Reorganization through similar plans maintained by the Dreman Fund.

LEGAL MATTERS

     Certain legal matters concerning the federal income tax consequences of the Reorganization will be passed on by Thompson Coburn LLP, which serves as legal counsel to the Trust.


                                OTHER INFORMATION

SHAREHOLDER INFORMATION

     At the close of business on February __, 2005, the Record Date with respect to the Special Meeting, there were [ ] shares of the Corbin Fund outstanding. As of the Record Date, the Trustees and officers of the Trust as a group owned less than 1% of the shares of the Corbin Fund. As of the Record Date, no person was known by the Corbin Fund to own beneficially or of record as much as 5% of the shares of the Corbin Fund except as follows:

      [    ]

     As of the Record Date, the Dreman Fund had outstanding [ ] shares. As of the Record Date, the trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of the Dreman Fund. As of the Record Date, no person was known by the Dreman Fund to own beneficially or of record as much as 5% of the shares of the Dreman Fund except as follows:

      [    ]

SHAREHOLDER PROPOSALS

     The Funds do not hold regular annual meetings of shareholders. As a general matter, the Dreman Fund does not intend to hold future regular annual or special meetings of its shareholders unless required by the 1940 Act. In the event the Reorganization is not completed, the Corbin Fund does not intend to hold future regular annual or special meetings of its shareholders unless required by the 1940 Act. Any shareholder who wishes to submit proposals for consideration at a meeting of shareholders of the Corbin Fund or the Dreman Fund should send such proposal to the respective Fund at the address on the proxy statement. To be considered for presentation at a shareholders' meeting, rules promulgated by the SEC require that, among other things, a shareholder's proposal must be received at the offices of the Fund a reasonable time before a solicitation is made. Timely submission of a proposal does not necessarily mean that such proposal will be included.

SOLICITATION OF PROXIES

     Solicitation of proxies is being made primarily by the mailing of the Notice of Special Meeting and this Combined Prospectus/Proxy Statement with its enclosures on or about February __, 2005. Corbin Fund shareholders whose shares are held by nominees such as brokers can vote their proxies by contacting their respective nominee. In addition to the solicitation of proxies by mail, employees of Unified Fund Services, Inc. and its affiliate as well as dealers or their representatives may, without additional compensation, solicit proxies in person or by mail, telephone, facsimile or oral communication. The proxy solicitation expenses for the proposed Reorganization are estimated to be approximately $[ ], all of which will be borne by Dreman.

                       VOTING INFORMATION AND REQUIREMENTS

     Approval by the Corbin Fund of the proposed Reorganization will require the affirmative vote of the holders of a majority of the outstanding shares entitled to vote, as defined under the 1940 Act. The 1940 Act defines such vote as the lesser of (i) 67% or more of the total number of shares of the Corbin Fund present or represented by proxy at the Special Meeting, if holders of more than 50% of the outstanding shares are present or represented by proxy at the Special Meeting; or (ii) more than 50% of the total number of outstanding shares of the Corbin Fund. The holders of a majority of the shares of the Corbin Fund entitled to vote shall be a quorum for the Special Meeting. If the shareholders fail to approve the proposed Reorganization, the Reorganization will not occur. The Board has fixed the close of business on February __, 2005 as the Record Date for the determination of shareholders entitled to notice of, and to vote at, the Special Meeting. Corbin Fund shareholders on the Record Date are entitled to one vote for each share held, with no shares having cumulative voting rights.

     Corbin Fund shareholders may vote by appearing in person at the Special Meeting, by returning the enclosed proxy card or by casting their vote via telephone using the instructions provided on the enclosed proxy card. Any person giving a proxy may revoke it at any time prior to its exercise by executing a superseding proxy, by giving written notice of the revocation to the secretary of the Corbin Fund or by voting in person at the Special Meeting.

     All properly executed proxies received prior to the Special Meeting will be voted in accordance with the instructions marked thereon or otherwise as provided therein. Unless instructions to the contrary are marked, proxies will be voted "FOR" the approval of the proposed Reorganization. Abstentions and broker non-votes (i.e., where a nominee such as a broker holding shares for beneficial owners votes on certain matters pursuant to discretionary authority or instructions from beneficial owners, but with respect to one or more proposals does not receive instructions from beneficial owners or does not exercise discretionary authority) may in certain circumstances have the same effect as votes "AGAINST" the Reorganization since approval of the proposal could in some circumstances require the affirmative vote of a majority of the total shares outstanding. A majority of the outstanding shares entitled to vote on a proposal must be present in person or by proxy to have a quorum to conduct business at the Special Meeting.

     Shareholders who execute proxies may revoke them at any time before they are voted by filing with the Corbin Fund a written notice of revocation, by delivering a duly executed proxy bearing a later date or by attending the Special Meeting and voting in person. The giving of a proxy will not affect your right to vote in person if you attend the Special Meeting and wish to do so.

     The Board knows of no business other than that described in the Notice which will be presented for consideration at the Special Meeting. If any other matters are properly presented, it is the intention of the persons named on the enclosed proxy card to vote their proxies in accordance with their best judgment.

     In the event that a quorum is present at the Special Meeting but sufficient votes to approve the proposed Reorganization are not received, proxies (including abstentions and broker non-votes) not directing otherwise will be voted in favor of one or more adjournments of the Special Meeting to permit further solicitation of proxies on the proposed Reorganization, provided that the Board determines that such an adjournment and additional solicitation is reasonable and in the interest of shareholders based on a consideration of all relevant factors, including the nature of the particular proposals, the percentage of votes then cast, the percentage of negative votes cast, the nature of the proposed solicitation activities and the nature of the reasons for such further solicitation. Any such adjournment will require the affirmative vote of the holders of a majority of the outstanding shares voted at the session of the Special Meeting to be adjourned.

     If you cannot be present in person at the meeting, you are requested to fill in, sign and return the enclosed proxy card promptly. No postage is necessary if mailed in the United States.

February ___, 2005

                           CORBIN SMALL-CAP VALUE FUND

     PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS ON ____________, 2005. THIS
             PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

     The undersigned, revoking prior proxies, hereby appoints Tony Ghoston, Freddie Jacobs, Jr. and Heather Barnes, and each of them, as attorneys-in-fact and proxies of the undersigned, with full power of substitution, to vote shares held in the name of the undersigned on the record date at the Special Meeting of Shareholders of Corbin Small-Cap Value Fund (the "Fund") to be held at 431 North Pennsylvania Street, Indianapolis, IN 46204, at 10:00 a.m. Eastern time, or at any adjournment thereof, upon the proposal described in the Notice of Meeting and accompanying Prospectus and Proxy Statement, which have been received by the undersigned.

     This proxy is solicited on behalf of the Fund's Board of Trustees, and the proposal (set forth on the reverse side of this proxy card) has been proposed by the Board of Trustees. When properly executed, this proxy will be voted as indicated below or "FOR" the proposal if no choice is indicated. The proxy will be voted in accordance with the proxy holders' best judgment as to any other matters that may arise at the Meeting.

     Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

     Please indicate your vote by an "x" in the appropriate box below.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE "FOR" THE FOLLOWING PROPOSALS:
                                         ---

     To consider a proposal to approve an Agreement and Plan of Reorganization pursuant to which the Corbin Fund would transfer all of its assets and liabilities to the Dreman Contrarian Small Cap Value Fund, a separate series of the Trust (the "Dreman Fund"), in exchange for shares of the Dreman Fund, which will be distributed by the Corbin Fund to its shareholders in complete liquidation thereof.

For [    ]            Against [    ]                        Abstain [    ]

     This proxy card must be signed exactly as your name(s) appears hereon. If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such. Joint owners must each sign.


----------------------------------------   -------------------------------
Signature                                  Date


----------------------------------------   -------------------------------
Signature (if held jointly)                                           Date

Corbin Small-Cap Value Fund
c/o Unified Fund Services, Inc.
P.O. Box 6110
Indianapolis, Indiana 46206-6110

                                   EXHIBIT A
                      AGREEMENT AND PLAN OF REORGANIZATION


     AGREEMENT AND PLAN OF REORGANIZATION dated as of _______ (the "Agreement"), by and between Dreman Contrarian Small Cap Value Fund ("Dreman Fund"), a series of Unified Series Trust, an Ohio business trust (the "Trust"), and Corbin Small Cap Value Fund ("Acquired Fund"), also a series of the Trust.

     WHEREAS, the Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act");

     WHEREAS,  the Trust  proposes  to merge the  Acquired  Fund into the Dreman
Fund;

     WHEREAS, the Board of Trustees of the Trust (the "Board"), including at least a majority of the trustees who are not "interested persons" of the Trust (as defined in the 1940 Act) (collectively, the "Independent Trustees"), have determined that the merger is in the best interests of the Dreman Fund and the Acquired Fund and will not dilute the interests of such funds' shareholders;

     WHEREAS, the Board proposes to recommend that the Acquired Fund's shareholders approve the proposed transaction and to solicit their approval pursuant to a combined proxy/prospectus statement prepared in accordance with SEC Form N-14;

     WHEREAS, the Acquired Fund shall merge with and into the Dreman Fund upon the affirmative vote of a majority of the outstanding shares (as defined in the 1940 Act) of the Acquired Fund.

     NOW, THEREFORE, in consideration of the mutual promises herein contained and intending to be legally bound hereby, the parties hereto agree to effect the transfer of all of the assets of the Acquired Fund to the Dreman Fund solely in exchange for the assumption by the Dreman Fund of all of the liabilities of the Acquired Fund, and shares of beneficial interest of the Dreman Fund ("Dreman Fund Shares"), followed by the distribution, at the Effective Time (as defined in Section 12 of this Agreement), of such Dreman Fund Shares to the holders of shares of the Acquired Fund ("Acquired Fund Shares") on the terms and conditions hereinafter set forth in liquidation of the Acquired Fund.

     The parties hereto covenant and agree as follows:

     1. PLAN OF REORGANIZATION. At the Effective Time, the Acquired Fund will assign, deliver and otherwise transfer all of its assets described in paragraph 2(a) ("Assets"), and assign all of the Acquired Fund's liabilities described in paragraph 2(b) ("Liabilities") to the Dreman Fund, and the Dreman Fund shall acquire all Assets, and shall assume all Liabilities of the Acquired Fund, in exchange for delivery to the Acquired Fund by the Dreman Fund of a number of Dreman Fund Shares (both full and fractional) equivalent in value to the

Acquired Fund Shares outstanding immediately prior to the Effective Time. Shareholders of record of Acquired Fund Shares at the Effective Time will be credited with full and fractional Dreman Fund Shares. The Assets and Liabilities of the Acquired Fund shall be exclusively assigned to and assumed by the Dreman Fund. All Liabilities of the Acquired Fund, shall after the Effective Time attach to the Dreman Fund and may be enforced against the Dreman Fund to the same extent as if the same had been incurred by the Dreman Fund. The events outlined in this Section 1 are the "Reorganization."

     2. TRANSFER OF ASSETS.

          (a) The Assets of the Acquired Fund to be acquired by the Dreman Fund and allocated thereto shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable), as well as any claims or rights of action or rights to register shares under applicable securities laws, any books or records of the Acquired Fund and other property owned by the Acquired Fund at the Effective Time.

          (b) The Liabilities of the Acquired Fund to be assumed by the Dreman Fund and allocated thereto shall include, without limitation, all of the Acquired Fund's debts, liabilities, obligations and duties of whatever kind or nature, whether absolute, accrued, contingent or otherwise, and whether or not determinable at the Effective Time.

          (c) The Acquired Fund shall direct its custodian, Huntington Bank, N.A. (the "Custodian"), to deliver, at or prior to the Effective Time, a certificate of an authorized officer stating that: (i) all Assets have been delivered in proper form to the Dreman Fund at the Effective Time, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to Huntington National Bank, the custodian for the Dreman Fund no later than the Effective Time, and shall be transferred and delivered by the Acquired Fund as of the Effective Time for the account of the Dreman Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Effective Time by book entry, in accordance with the Custodian's customary practices, the Acquired Fund's Assets deposited with the Custodian. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds prior to or as of the Effective Time.

          (d) The Acquired Fund shall direct Unified Fund Services, Inc. (the "Transfer Agent"), on behalf of such Acquired Fund, to deliver prior to or as of the Effective Time a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund's shareholders and the number and percentage ownership of outstanding shares owned by each shareholder immediately prior to the Effective Time. The
     Dreman Fund shall cause the Transfer Agent to issue and deliver a confirmation evidencing the Dreman Fund Shares to be credited at the Effective Time, or provide evidence satisfactory to the Acquired Fund that such Dreman Fund Shares have been credited to the Acquired Fund's account on the books of the Dreman Fund. No later than the Effective Time each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

     3. CALCULATIONS.

     The net asset value of the Dreman Fund Shares issued to the Acquired Fund pursuant to Section 1 hereof shall be the net asset value of the shares of the Acquired Fund at the Valuation Time. The net asset value of the Acquired Fund's Shares shall be computed at the Valuation Time in the manner set forth in the Acquired Fund's then current prospectus under the Securities Act of 1933 (the "1933 Act").

     4. VALUATION OF ASSETS. The value of the Assets of the Acquired Fund shall be the value of such Assets computed as of the time at which the Acquired Fund's net asset value is calculated at the Valuation Time. The net asset value of the Assets of the Acquired Fund to be transferred to the Dreman Fund shall be computed by the Transfer Agent (and shall be subject to adjustment by the amount, if any, agreed to by the Acquired Fund and the Dreman Fund). In determining the value of the securities transferred by the Acquired Fund to the Dreman Fund, each security shall be priced in accordance with the pricing policies and procedures of such Acquired Fund as described in its then current prospectus and statement of additional information. For such purposes, price quotations and the security characteristics relating to establishing such quotations shall be determined by the Board. The Acquired Fund and the Dreman Fund agree to use all commercially reasonable efforts to resolve, prior to the Valuation Time, any material pricing differences between the prices of portfolio securities determined in accordance with the Trust's pricing policies and procedures.

     5. VALUATION TIME. The valuation time shall be 4:00 p.m., Eastern Time, on ____________ ____, 2005, or such earlier or later date and time as may be mutually agreed in writing by an authorized officer of each of the parties (the "Valuation Time"). Notwithstanding anything herein to the contrary, in the event that at the Valuation Time, (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the parties, accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Valuation Time shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Acquired Fund is practicable.

     6. LIQUIDATION OF THE ACQUIRED FUND AND CANCELLATION OF SHARES. At the Effective Time, the Acquired Fund will liquidate and the Dreman Fund Shares (both full and fractional) received by such Acquired Fund will be distributed to the shareholders of record of the Acquired Fund as of the Effective Time in exchange for the Acquired Fund Shares and in complete liquidation of the Acquired Fund. Each shareholder of the Acquired Fund will receive Dreman Fund Shares equal in value to the Acquired Fund Shares held by that shareholder. Such liquidation and distribution will be accomplished by the establishment of an open account on the share records of the Dreman Fund in the name of each shareholder of the Acquired Fund that represents the respective number of Dreman

Fund Shares due such shareholder. All of the issued and outstanding shares of the Acquired Funds shall be cancelled on the books of the Acquired Fund at the Effective Time and shall thereafter represent only the right to receive Dreman Fund Shares. The Acquired Fund's transfer books shall be closed permanently. The Trust also shall take any and all other steps as shall be necessary and proper to effect a complete termination of the Acquired Fund.

     7. REPRESENTATIONS AND WARRANTIES OF THE TRUST. The Trust, on behalf of itself and, as appropriate, the Acquired Fund and the Dreman Fund, represents and warrants as follows:

          (a) ORGANIZATION, EXISTENCE, ETC. The Trust is a business trust duly organized, validly existing and in good standing under the laws of the State of Ohio and has the power to carry on its business as it is now being conducted. Each of the Acquired Fund and the Dreman Fund is duly established and designated as a series of the Trust.

          (b) REGISTRATION AS INVESTMENT COMPANY. The Trust is registered under the 1940 Act as an open-end management investment company; such registration has not been revoked or rescinded and is in full force and effect. Prior to the Effective Time, the registration statements relating to the Acquired Fund and the Dreman Fund will be effective.

          (c) SHARES TO BE ISSUED UPON REORGANIZATION. The Dreman Fund Shares to be issued by the Dreman Fund in connection with the Reorganization have been duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and non-assessable by the Trust.

          (d) AUTHORITY RELATIVE TO THIS AGREEMENT. The Trust has the power to enter into this Agreement and to carry out its obligations hereunder and has all necessary federal, state and local authorizations to consummate the Reorganization. The execution, delivery and performance of this Agreement, and the consummation of the transactions contemplated hereby, have been duly authorized by the Board, including a majority of the Independent Trustees, and no other proceedings except shareholder approval by the Acquired Fund's shareholders are necessary to authorize the Trust's officers to effectuate this Agreement and the transactions contemplated hereby. The Trust is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Agreement.

          (e) LIABILITIES. To the actual knowledge of the Trust, there are no liabilities of the Acquired Fund or the Dreman Fund, whether or not determined or determinable, other than liabilities incurred in the ordinary course of business subsequent to the Effective Time or otherwise disclosed to the advisors of the Acquired Fund and the Dreman Fund, none of which has been materially adverse to the business, assets or results of operations of the Acquired Fund or the Dreman Fund. To the actual knowledge of the Trust, the Trust's Registration Statements on file with the Securities and Exchange Commission (the "SEC") for the Acquired Fund and the Dreman Fund do not contain an untrue statement of material fact or omit a material fact that is required to be stated therein or that is necessary to make the statements therein not misleading.

          (f) LITIGATION. Except as disclosed to the advisors of the Acquired Fund and the Dreman Fund, there are no claims, actions, suits or proceedings pending or, to the actual knowledge of the Trust, threatened which would materially adversely affect either Fund or its assets or business or which would prevent or hinder in any material respect consummation of the transactions contemplated hereby.

          (g) CONTRACTS. Except for contracts and agreements disclosed in Exhibit A hereto, under which no material default exists, neither the Trust nor either Fund is a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever with respect to such Fund.

          (h) TAXES. As of the Effective Time, all Federal and other tax returns, information returns, and other tax-related reports of each Fund required by law to have been filed by such date (including extensions) shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Trust's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any of such returns.

          (i) SUBCHAPTER M. For each taxable year of its operation (including the taxable year that includes the Effective Time), each Fund has met (or will meet) the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Effective Time.

          (j) FINANCIAL STATEMENTS. The audited financial statements of the Acquired Fund for its most recently ended fiscal year, and unaudited financial statements relating to its most recently ended semi-annual period if the semi-annual period is subsequent to the most recently ended fiscal year, (the "Acquired Fund's Financial Statements"), as delivered to the Dreman Fund, fairly present the financial position of the Acquired Fund as of the dates thereof, and the results of its operations and changes in its net assets for the periods indicated. There are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including notes thereto) in accordance with generally accepted accounting principles as of such date not disclosed therein.

          (k) MARKETABLE TITLE TO ASSETS. The Acquired Fund will have, at the Effective Time, good and marketable title to, and full right, power and authority to sell, assign, transfer and deliver, the Assets to be transferred to the Dreman Fund. Upon delivery and payment for such Assets, the Dreman Fund will have good and marketable title to such Assets without restriction on the transfer thereof free and clear of all liens, encumbrances and adverse claims.

     8. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE FUNDS.

          (a) All representations and warranties of the Trust contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time. At the Effective Time, the Trust shall provide a certificate from an officer, dated as of such date, certifying as of such date that the conditions set forth in this clause (a) have been met.

          (b) The Acquired Fund shall have delivered to the Dreman Fund at the Effective Time the Acquired Fund's Statement of Assets and Liabilities, prepared in accordance with generally accepted accounting principles consistently applied, together with a certificate of the Treasurer or Assistant Treasurer of the Trust as to the aggregate asset value of the Acquired Fund's portfolio securities.

          (c) The Trust shall provide a duly executed instrument whereby the Dreman Fund assumes all Liabilities of or attributable to the Acquired Fund.

          (d) The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders:
     (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern Time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

          (e) At the Effective Time, the Acquired Fund shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by the Acquired Fund prior to or at the Effective Time and the Trust shall have received a certificate from an officer of the Trust, dated as of such date, certifying on behalf of the Acquired Fund that the conditions set forth in this
     Section 8 have been, and continue to be, satisfied.

     9. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND AND THE DREMAN FUND. The obligations of the Acquired Fund and the Dreman Fund to effectuate this Agreement shall be subject to the satisfaction of each of the following conditions:

          (a) The Dreman Fund Shares shall have been duly qualified for offering to the public in each state in which the Acquired Fund's shareholders are resident as of the date of the Reorganization (except where such qualifications are not required) so as to permit the transfer contemplated by this Agreement to be consummated;

          (b) The Trust shall have received on or before the Effective Time an opinion of counsel satisfactory to the Trust, based on customary officers' certificates provided by each, substantially to the effect that for Federal income tax purposes:

               (1) The Reorganization will constitute a "reorganization" within the meaning of Code Section 368(a). The Dreman Fund and the Acquired Fund will each be a "party to a reorganization" within the meaning of Code Section 368(b);

               (2) No gain or loss will be recognized by the Acquired Fund upon the transfer of its assets in exchange solely for Dreman Fund Shares (except to the extent that such assets consist of contracts described in section 1256 of the Code) and the assumption by the Dreman Fund of all the Acquired Fund's stated liabilities;

               (3) No gain or loss will be recognized by the Dreman Fund on its receipt of Acquired Fund assets in exchange for Dreman Fund Shares and the assumption by the Dreman Fund of all the Acquired Fund's liabilities;

               (4) The basis of the Acquired Fund's assets in the Dreman Fund's hands will be the same as the basis of those assets in the Acquired Fund's hands immediately before the Effective Time;

               (5) The Dreman Fund's holding period for the assets received by the Acquired Fund will include the holding period of those assets in the Acquired Fund's hands immediately before the Effective Time;

               (6) No gain or loss will be recognized by the Acquired Fund on the distribution of the Dreman Fund Shares to the Acquired Fund's shareholders in exchange for their Acquired Fund Shares;

               (7) No gain or loss will be recognized by each Acquired Fund shareholder as a result of the Acquired Fund's distribution of Dreman Fund Shares to such shareholder in exchange for such shareholder's Acquired Fund Shares;

               (8) The basis of the Dreman Fund Shares received by each Acquired Fund shareholder will be the same as the adjusted basis of that Acquired Fund shareholder's Acquired Fund Shares surrendered in exchange therefor;

               (9) The holding period of the Dreman Fund Shares received by the Acquired Fund shareholder will include such shareholder's holding period for the Acquired Fund Shares surrendered in exchange therefor, provided that said Acquired Fund Shares were held as capital assets by such shareholder as of the Effective Time; and

               (10) The Dreman Fund will succeed to and take into account the items of the Acquired Fund described in Code Section 381(c), including the earnings and profits, or deficit in earnings and profits, of the Acquired Fund as of the date of the Reorganization. The Dreman Fund will take these items into account subject to the conditions and limitations specified in Code Sections 381, 382, 383 and 384 and applicable regulations thereunder. Pursuant to Treasury Regulations section 1.381(b)-1, the taxable year of the Acquired Fund will end on the Effective Time.

          (c) The Board shall have approved this Agreement and authorized the issuance by the Dreman Fund of Dreman Fund Shares at the Effective Time in exchange for the Assets of the Acquired Fund pursuant to the terms and provisions of this Agreement.

          (d) The shareholders of the Acquired Fund shall have approved this Agreement and the transactions contemplated thereby.


     10. EFFECTIVE TIME OF THE REORGANIZATION. The exchange of the Acquired Fund's Assets for the Dreman Fund Shares shall be effective as of opening of business on ___________ _____, 2005, or at such other time and date as fixed by the mutual consent of the parties (the "Effective Time").

     11. TERMINATION. This Agreement and the transactions contemplated hereby may be terminated and abandoned without penalty by resolution of the Board at any time prior to the Effective Time, if circumstances should develop that, in the opinion of such Board, make proceeding with the Agreement inadvisable.

     12. AMENDMENT. This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the parties; provided, however, no such amendment may have the effect of changing the provisions for determining the value of Dreman Fund Shares to be paid to the Acquired Fund's shareholders under this Agreement to the detriment of the Acquired Fund's shareholders.

     13. GOVERNING LAW. This Agreement shall be governed and construed in accordance with the laws of the State of Ohio.

     14. NOTICES. Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier addressed to appropriate party at the address contained in such party's current registration statement on Form N-1A as filed with the SEC.

     15. FEES AND EXPENSES.

          (a) The Trust  represents  and  warrants  that there are no brokers or
     finders   entitled  to  receive  any  payments  in   connection   with  the
     transactions provided for herein.

          (b) Except as otherwise provided for herein, all expenses of the reorganization contemplated by this Agreement will be borne by Dreman Value Management, LLC ("Advisor"). The expenses to be covered by Advisor may include, without limitation: (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement;
     (ii) expenses associated with the preparation and filing of any required registration statement under the 1933 or 1940 Act; excluding any blue sky fees (iii) postage; (iv) printing; (v) accounting fees; (vi) legal fees;
     (vii) expenses of obtaining so-called "tail" or "run-off" directors & officers ("D&O") insurance coverage in respect of the current and former trustees' and officers' activities as they relate to the Acquired Fund and its predecessor as set forth in Section 16(c) below, (viii) conversion fees, including Envision fees, and (ix) registration or notice filing fees, fees and expenses of filing such forms as are necessary under applicable state securities laws to qualify the Dreman Fund Shares to be issued in connection herewith in each state in which the Acquired Fund's shareholders are resident as of the date of the Reorganization. UFS, as administrator to the Trust, agrees that it shall be responsible for completing the application for, and obtaining, tail (run-off) D&O insurance coverage in accordance with Section 16(g) below.

     16. INDEMNIFICATION AND INSURANCE

          (a) The Trust, out of the assets of the Dreman Fund, shall indemnify, defend and hold harmless the Acquired Fund and the Trust's present and former Trustees, officers, employees and agents (collectively "Acquired Fund Indemnified Parties") against all losses, claims, demands, liabilities and expenses, including reasonable legal and other expenses incurred in defending third-party claims, actions, suits or proceedings, whether or not resulting in any liability to such Acquired Fund Indemnified Parties, including amounts paid by any one or more of the Acquired Fund Indemnified Parties in a compromise or settlement of any such claim, action, suit or proceeding, or threatened third party claim, suit, action or proceeding made with the consent of the Trust not unreasonably withheld, on behalf of the Dreman Fund, arising from (i) any breach of a representation, warranty or covenant of this Agreement by or on behalf of the Dreman Fund or (ii) any breach of any representation, warranty or covenant of this Agreement with respect to the Dreman Fund or any untrue statement or alleged untrue statement of a material fact contained in any proxy materials in connection with the transactions contemplated by this Agreement or any registration statement for the Dreman Fund, as filed and in effect with the SEC, or any application prepared by the Trust, on behalf of the Dreman Fund with any state regulatory agency in connection with the transactions contemplated by this Agreement under the securities laws thereof ("Application"); or which arises out of or is based upon any omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading based on information provided on behalf of the Acquiring Fund.

          (b) The Trust, out of the assets of the Acquired Fund, shall indemnify, defend, and hold harmless the Dreman Fund and the Trust's present and former Trustees, officers, employees and agents (collectively, "Dreman Fund Indemnified Parties") against all losses, claims, demands, liabilities, and expenses, including reasonable legal and other expenses incurred in defending third-party claims, actions, suits or proceedings, whether or not resulting in any liability to such Dreman Fund Indemnified Parties, including amounts paid by any one or more of the Dreman Fund Indemnified Parties in a compromise or settlement of any such claim, suit, action or proceeding, or threatened third-party claim, suit, action or proceeding made with the consent of the Trust, on behalf of the Acquired Fund (if the Acquired Fund still exists), arising from any breach of any representation, warranty or covenant of this Agreement with respect to the Acquired Fund; any untrue statement or alleged untrue statement of a material fact contained in any proxy materials in connection with the transactions contemplated by this Agreement, as filed and in effect with the SEC; or which arises out of or is based upon any omission or alleged omission to state therein a material fact required to be stated therein and necessary to make the statements therein not misleading based on information provided on behalf of the Acquired Fund.

          (c) The Trust, out of the Dreman Fund's assets, shall indemnify, defend, and hold harmless each of the Acquired Fund Indemnified Parties from and against any and all losses, claims, damage, liabilities, or expenses including, without limitation, the payment of reasonable legal fees and other expenses incurred in defending third-party claims, actions, suits or proceedings, whether or not resulting in any liability to such Acquired Fund Indemnified Parties, including amounts paid by any one or more of the Acquired Fund Indemnified Parties in a compromise or settlement of any such claim, action, suit or proceeding, or threatened third party claim, suit, action or proceeding, insofar as any such loss, claim, damage, liability, or expense (or actions with respect thereto) arises out of any act, conduct or omission relating to the Dreman Fund prior to the Effective Time.

          (d) The Trust, out of the Acquired Fund's assets, shall indemnify, defend, and hold harmless each of the Dreman Fund Indemnified Parties from and against any and all losses, claims, damage, liabilities, or expenses including without limitation, the payment of reasonable legal fees and other expenses incurred in defending third-party claims, actions, suits or proceedings, whether or not resulting in any liability to such Dreman Fund Indemnified Parties, including amounts paid by any one or more of the Dreman Fund Indemnified Parties in a compromise or settlement of any such claim, action, suit or proceeding, or threatened third party claim, suit, action or proceeding, insofar as any such loss, claim, damage, liability, or expense (or actions with respect thereto) arises out of any act, conduct or omission relating to the Acquired Fund prior to the Effective Time.

          (e) A party seeking indemnification hereunder is hereinafter called the "indemnified party" and the party from whom the indemnified party is seeking indemnification hereunder is hereinafter called the "indemnifying party." Each indemnified party shall notify the indemnifying party in writing within ten (10) days of the receipt by one or more of the indemnified parties of any notice of legal process of any suit brought against or claim made against such indemnified party as to any matters covered by this Section 16, but the failure to notify the indemnifying party shall not relieve the indemnifying party from any liability which it may have to any indemnified party otherwise than under this Section 16. The indemnifying party shall be entitled to participate at its own expense in the defense of any claim, action, suit, or proceeding covered by this
     Section 16, or, if it so elects, to assume at its own expense the defense thereof with counsel satisfactory to the indemnified parties; provided, however, if the defendants in any such action include both the indemnifying party and any indemnified party and the indemnified party shall have reasonably concluded that there may be legal defenses available to it which are different from or additional to those available to the indemnifying party, the indemnified party shall have the right to select separate counsel to assume such legal defense and to otherwise participate in the defense of such action on behalf of such indemnified party and the expenses of such separate counsel shall be paid by the indemnifying party.

          (f) Upon receipt of notice from the indemnifying party to any indemnified party of the election by the indemnifying party to assume the defense of such action, the indemnifying party shall not be liable to such indemnified party under this Section 16 for any legal or other expenses subsequently  incurred by such  indemnified  party in  connection  with the defense thereof unless (i) the indemnified party shall have employed such counsel in connection with the assumption of legal defenses in accordance with the provision of the immediately preceding sentence in Section 16(e) (it being understood, however, that the indemnifying party shall not be liable for the expenses of more than one separate counsel for each indemnified party); (ii) the indemnifying party does not employ counsel reasonably satisfactory to the indemnified party to represent the indemnified party within a reasonable time after notice of commencement of the action; or (iii) the indemnifying party has authorized the employment of counsel for the indemnified party at the expense of the indemnifying party.

          (g) The Acquired Fund and the former and current trustees and officers of the Trust and AmeriPrime Funds, the predecessor trust for the Corbin Small Cap Value Fund, shall remain as additional insureds named on the Trust's existing D&O insurance policy as long as the policy remains in existence and the Dreman Fund remains in existence.

     17. HEADINGS, COUNTERPARTS, ASSIGNMENT.

          (a) The article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

          (b) This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

          (c) This Agreement shall be binding upon and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

     18. ENTIRE AGREEMENT. No party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties. The representations, warranties and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

     19. FURTHER ASSURANCES. The Dreman Fund and the Acquired Fund shall take such further action as may be necessary or desirable and proper to consummate the transactions contemplated hereby.

     20. BINDING NATURE OF AGREEMENT. As provided in the Trust's Agreement and Declaration of Trust on file with the Secretary of the State of Ohio, this Agreement was executed by the undersigned officers of the Trust as officers and not individually or in their other capacities with the Trust, and the obligations of this Agreement are not binding upon the undersigned officers individually, but are binding only upon the assets and property of the applicable series of the Trust. Moreover, no series of the Trust shall be liable for the obligations of any other series of the Trust.

     IN WITNESS WHEREOF, the parties hereto have caused this Agreement and Plan of Reorganization to be duly executed on its behalf, as of the day and year first above written.


                         UNIFIED SERIES TRUST,
                         on behalf of its series, Corbin Small Cap Value Fund



                         By:
                            ----------------------------------------------------
                               Anthony J. Ghoston, President



                         UNIFIED SERIES TRUST,
                         on behalf of its series, Dreman Contrarian
                         Small Cap Value Fund




                         By:
                            ----------------------------------------------------
                               Anthony J. Ghoston, President


                          DREMAN VALUE MANAGEMENT, LLC
                          As to Section 15(b)


                          By:____________________________________




                          UNIFIED FUND SERVICES, INC.
                          As to Section 15(b)


                          By:____________________________________
                          Name:
                          Title:

                       STATEMENT OF ADDITIONAL INFORMATION
                                       TO
                     COMBINED PROSPECTUS AND PROXY STATEMENT


                     DREMAN CONTRARIAN SMALL CAP VALUE FUND

                           CORBIN SMALL-CAP VALUE FUND







                              ______________, 2005





     This Statement of Additional Information ("SAI") to the combined Prospectus and Proxy Statement ("Combined Prospectus/Proxy") relates specifically to the proposed merger of the Corbin Small Cap Value Fund into the Dreman Contrarian Small Cap Value Fund.

     This SAI is not a prospectus. It should be read in conjunction with the Combined Prospectus/Proxy dated ________, 2005 relating to the above-mentioned transaction. A free copy of the Combined Prospectus/Proxy can be obtained by writing the transfer agent at Unified Financial Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling (800) 247-1014.

     This SAI incorporates by reference the Prospectus (the "Dreman Funds Prospectus") and Statement of Additional Information (the "Dreman Funds SAI") of the Dreman Funds, each dated November 1, 2003 (as currently supplemented), which have been filed with the Securities and Exchange Commission ("SEC"). This SAI also incorporates by reference the Prospectus and Statement of Additional Information of the Corbin Small-Cap Value Fund, each dated December 31, 2003 (and as currently supplemented), which have been filed with the SEC. Copies of the foregoing may be obtained without charge by calling or writing:


Dreman Contrarian Small Cap Value Fund          Corbin Small-Cap Value Fund
c/o Unified Fund Services, Inc.                 c/o Unified Fund Services, Inc.
P.O. Box 6110                                   P.O. Box 6110
Indianapolis, Indiana 46206-6110                Indianapolis, Indiana 46206-6110
(800) 247-1014                                  1-800-924-6848

                                TABLE OF CONTENTS
                                                                            PAGE

ITEM 13  ADDITIONAL INFORMATION ABOUT THE DREMAN CONTRARIAN
     SMALL CAP VALUE FUND......................................................1

         Description Of The Trust And the Dreman Fund..........................1

         Additional Information About The Dreman Fund's
         Investments And Risk Considerations...................................2

         Investment Limitations...............................................11

         Investment Adviser...................................................13

         Trustees And Officers................................................15

         Portfolio Transactions And Brokerage.................................17

         Disclosure Of Portfolio Holdings.....................................19

         Proxy Voting Policy..................................................20

         Determination Of Net Asset Value.....................................20

         Investment Performance...............................................21

         Status And Taxation of the Dreman Fund...............................23

         Distribution Plan....................................................24

ITEM 13.  ADDITIONAL INFORMATION ABOUT THE CORBIN SMALL-CAP
     VALUE FUND...............................................................25

         Description of the Fund..............................................25

         Fund Investment Risks................................................25

         Management of the Corbin Fund........................................25

         Control Persons and Principal Holders of Securities..................25

         Brokerage Allocation and Other Practices.............................26

         Capital Stock and Other Securities...................................26

         Purchase, Redemption and Pricing Of Shares...........................26

         Taxation of the Fund.................................................26

         Underwriters.........................................................26

         Calculation of Performance Data......................................26

ITEM 14.  FINANCIAL STATEMENTS AND SCHEDULES..................................26

ITEM 13 ADDITIONAL INFORMATION ABOUT THE DREMAN CONTRARIAN SMALL CAP VALUE FUND


DESCRIPTION OF THE TRUST AND THE DREMAN FUND

     Dreman Contrarian Small Cap Value Fund (the "Dreman Fund") was organized as diversified series of Unified Series Trust (the "Trust") on September 7, 2003. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.
The Dreman Fund is one of a series of funds currently authorized by the Trustees. The investment adviser to the Dreman Fund is Dreman Value Management, LLC (the "Dreman"). Dreman manages two other series of the Trust, Dreman Contrarian Large Cap Value Fund and Dreman Contrarian Equity Fund. The Dreman Fund commenced operations on November 3, 2003.

     The Dreman Fund does not issue share certificates. Shares of the Dreman Fund are held in non-certificate form registered on the books of the Dreman Fund and the Dreman Fund's transfer agent for the account of the shareholder.

     Each share of a series of the Trust represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of a series into a greater or lesser number of shares so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of liquidation of a series, the holders of shares of the series will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to the series. Expenses attributable to a series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

     Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares have equal voting rights and liquidation rights. The Declaration of Trust can be amended by the Trustees, except that any amendment that adversely effects the rights of shareholders must be approved by the shareholders affected. Each share is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the Dreman Fund's shareholders.

     As of ________, 2005, the following persons may be deemed to beneficially own five percent (5%) or more of the Dreman Fund:

     As of ___, 2005, _________ may be deemed to control the Dreman Fund as a result of the beneficial ownership of the shares of the Dreman Fund. As controlling shareholder, these persons would control the outcome of any proposal submitted to the shareholders for approval, including changes to the Dreman Fund's fundamental policies or the terms of the management agreement with the Dreman Fund's Advisor.

     As of _________, 2005, the officers and trustees of the Trust as a group may be deemed to beneficially own less than 1% of the Dreman Fund.

     For information concerning the purchase and redemption of shares of the Dreman Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Dreman Fund's Prospectus. For a description of the methods used to determine the share price and value of Fund assets, see "Determination of Net Asset Value" in the Dreman Fund's Prospectus and this SAI.

     The Dreman Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Dreman Fund's behalf. The Dreman Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives the order.

     Customer orders will be priced at the Dreman Fund's net asset value next computed after they are received by an authorized broker or the broker's authorized designee and accepted by the Dreman Fund. The performance of the Dreman Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Dreman Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The Dreman Fund's initial annual report will contain additional performance information and will be made available to investors upon request and without charge.


ADDITIONAL   INFORMATION   ABOUT  THE  DREMAN   FUND'S   INVESTMENTS   AND  RISK
CONSIDERATIONS

     This section contains a discussion of some of the investments the Dreman Fund may make and some of the techniques they may use.

     A.  Equity  Securities.  The  Dreman  Fund will  invest at least 80% of its
         -------------------
assets (including borrowings for investment purposes) in equity securities of small companies similar in market size as those in the Russell 2000 Index. The Dreman Fund will invest principally in a diversified portfolio of equity securities of companies that Dreman believes to be undervalued. Securities of a company may be undervalued as a result of overreaction by investors to unfavorable news about a company, industry or the stock market in general, or as a result of a market decline, poor economic conditions, tax-loss selling or actual or anticipated unfavorable developments affecting the company. The Dreman Fund may also invest in initial public offerings. The Dreman Fund will invest in equity securities that offer unique investment values. The criterion used to identify such stocks include below average P/E, price-to-book, price-to-cash flow ratios and above average dividend yields. Traditionally Dreman has invested in equities that have a dividend yield that is generally higher than that of the S&P 500 Index.

     B. Fixed Income Securities. The Dreman Fund intends to remain substantially
        ------------------------
invested in equity securities; however the Dreman Fund may invest in fixed income securities if Dreman believes that a company's fixed income securities offer more potential for long-term total return with less risk than an investment in its equity securities. Fixed income securities include corporate debt securities, convertible debt securities, U.S. government securities, mortgage-backed securities, zero coupon bonds, asset-backed and receivable-backed securities and participation interests in such securities. Preferred stock and certain common stock equivalents may also be considered to be fixed income securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.

     C. Convertible  Securities.  A convertible  security is a bond,  debenture,
        ------------------------
preferred stock or other security that may be converted into, or exchanged for, a prescribed amount of common stock. The Dreman Fund will invest no more than 20% of its assets in debt securities. The Dreman Fund may invest in convertible securities rated B or higher by Standard & Poor's Corporation ("S&P") or by Moody's Investors Services, Inc. ("Moody's"), or if unrated, determined by Dreman to be of comparable quality. Generally, investments in securities in the lower rating categories provide higher yields but involve greater volatility of price and risk of loss of principal and interest than investments in securities with higher ratings. Securities rated lower than Baa by Moody's or BBB by S&P are considered speculative. In addition, lower ratings reflect a greater possibility of an adverse change in the financial conditions affecting the ability of the issuer to make payments of principal and interest. The market price of lower- rated securities generally responds to short-term corporate and market developments to a greater extent than higher-rated securities which react primarily to fluctuations in the general level of interest rates. Lower-rated securities will also be affected by the market's perception of their credit quality and the outlook for economic growth.

     In the past, economic downturns or an increase in interest rates have under certain circumstances, caused a higher incidence of default by the issuers of these securities and may do so in the future, especially in the case of highly leveraged issuers.

     The prices for these securities may be affected by legislative and regulatory developments. For example, federal rules were enacted that required that savings and loan associations gradually reduce their holdings of high-yield securities. An effect of such legislation may be to significantly depress the prices of outstanding lower-rated securities. The market for lower-rated securities may be less liquid than the market for higher-rated securities. Furthermore, the liquidity of lower rated securities may be affected by the market's perception of their credit quality. Therefore, judgment may at times play a greater role in valuing these securities than in the case of higher-rated securities, and it also may be more difficult during certain adverse market conditions to sell lower-rated securities at their fair value to meet redemption requests or to respond to changes in the market.

     If the rating of a security by S&P or Moody's drops below B, Dreman will dispose of the security as soon as practicable (depending on market conditions) unless Dreman determines based on its own credit analysis that the security provides the opportunity of meeting the Dreman Fund's objective without presenting excessive risk. Dreman will consider all factors which it deems appropriate, including ratings, in making investment decisions for the Dreman Fund and will attempt to minimize investment risk through conditions and trends. While Dreman may refer to ratings, it does not rely exclusively on ratings, but makes its own independent and ongoing review of credit quality.

     D. Preferred Stock.  Preferred stock has a preference in liquidation  (and,
        ----------------
generally dividends) over common stock but is subordinated in liquidation to debt. As a general rule the market value of preferred stocks with fixed dividend rates and no conversion rights varies inversely with interest rates and perceived credit risk, with the price determined by the dividend rate. Some preferred stocks are convertible into other securities, (for example, common stock) at a fixed price and ratio or upon the occurrence of certain events. The market price of convertible preferred stocks generally reflects an element of conversion value. Because many preferred stocks lack a fixed maturity date, these securities generally fluctuate substantially in value when interest rates change; such fluctuations often exceed those of long term bonds of the same issuer. Some preferred stocks pay an adjustable dividend that may be based on an index, formula, auction procedure or other dividend rate reset mechanism. In the absence of credit deterioration, adjustable rate preferred stocks tend to have more stable market values than fixed rate preferred stocks. All preferred stocks are also subject to the same types of credit risks of the issuer as corporate bonds. In addition, because preferred stock is junior to debt securities and other obligations of an issuer, deterioration in the credit rating of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar yield characteristics. Preferred stocks may be rated by Standard & Poor's Corporation ("S&P") and Moody's Investors Services, Inc. ("Moody's") although there is no minimum rating which a preferred stock must have (and a preferred stock may not be rated) to be an eligible investment for the Dreman Fund. Dreman expects, however, that generally the preferred stocks in which the Dreman Fund invests will be rated at least CCC by S&P or Caa by Moody's or, if unrated, of comparable quality in the opinion of Dreman. Preferred stocks rated CCC by S&P are regarded as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations and represent the highest degree of speculation among securities rated between BB and CCC; preferred stocks rated Caa by Moody's are likely to be in arrears on dividend payments. Moody's rating with respect to preferred stocks does not purport to indicate the future status of payments of dividends.

     E. Repurchase Agreements. A repurchase agreement is a short term investment
        ----------------------
in which  the  purchaser  (i.e.,  the  Dreman  Fund)  acquires  ownership  of an
                           ----
obligation issued by the U.S. Government or by an agency of the U.S. Government ("U.S. Government Obligations") (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Dreman Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Dreman Fund could experience both delays in liquidating the underlying security and losses in value. However, the Dreman Fund intends to enter into repurchase agreements only with the Custodian, other banks with assets of $1 billion or more and registered securities dealers determined by Dreman to be creditworthy. Dreman monitors the creditworthiness of the banks and securities dealers with which the Dreman Fund engage in repurchase transactions.

     F.  Reverse  Repurchase  Agreements.  The Dreman Fund may borrow  funds for
         --------------------------------
temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, the Dreman Fund would sell portfolio securities to financial institutions such as banks and broker/dealers and agree to repurchase them at a mutually agreed-upon date and price. The Dreman Fund intends to enter into reverse repurchase agreements only to avoid selling securities to meet redemptions during market conditions deemed unfavorable by Dreman. At the time the Dreman Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as liquid high quality debt securities having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Dreman Fund may decline below the price at which the Dreman Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the Investment Company Act of 1940, as amended (the "1940 Act").

     G. Foreign  Securities.  The Dreman Fund may invest up to 20% of its assets
        --------------------
in foreign securities, typically limited to ADRs. ADRs are U.S. dollar-denominated certificates issued by U.S. banks that evidences ownership of shares of a foreign company and are alternatives to the direct purchase of the underlying foreign stock. Investing in foreign securities involves certain special considerations which are not typically associated with investing in U.S. securities, and which may favorably or unfavorably affect the Dreman Fund's performance. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign securities markets, while growing in volume of trading activity, have substantially less volume than the U.S. market. In addition, securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. Similarly, volume and liquidity in most foreign bond markets is less than in the U.S. and, at times, volatility of price can be greater in those markets than in the U.S. In all cases, Dreman will endeavor to achieve the most favorable net results on its portfolio transactions.

     H.  Strategic  Transactions  and  Derivatives.  The Dreman Fund may utilize
         ------------------------------------------
various investment strategies as described below for a variety of purposes, such as hedging various market risks or enhancing potential gain. These strategies may be executed through the use of derivative contracts.

     In the course of pursuing these investment strategies, the Dreman Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity indices and other instruments, and purchase and sell futures contracts and options thereon (collectively, "Strategic Transactions"). In addition, Strategic Transactions may also include new techniques, instruments or strategies that are permitted as regulatory changes occur. Strategic Transactions may be used without limit (subject to certain limits imposed by the 1940 Act) to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Dreman Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Dreman Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Dreman Fund's portfolio, or to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Dreman Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Dreman Fund to utilize these Strategic Transactions successfully will depend on Dreman's ability to predict pertinent market movements, which cannot be assured. The Dreman Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions will not be used to alter fundamental investment purposes and characteristics of the Dreman Fund, and the Dreman Fund will segregate assets (or as provided by applicable regulations, enter into certain offsetting positions) to cover its obligations under options and futures to limit leveraging of the Dreman Fund.

     Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent Dreman's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Dreman Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Dreman Fund can realize on its investments or cause the Dreman Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Dreman Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Dreman Fund's position. In addition, futures and options markets may not be liquid in all circumstances. As a result, in certain markets, the Dreman Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

     1      Options on Securities Indices. The Dreman Fund may purchase and sell
            ------------------------------
call and put options on securities indices and, in so doing, can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

     2  General  Characteristics  of  Options.  Put  options  and  call  options
        --------------------------------------
typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of the Dreman Fund's assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

     A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, index or other instrument at the exercise price. For instance, the Dreman Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Dreman Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Dreman Fund's purchase of a call option on a security, financial future, index or other instrument might be intended to protect the Dreman Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Dreman Fund is authorized to purchase and sell exchange listed options. However, the Dreman Fund may not purchase or sell over-the-counter options, which are considered illiquid by the SEC staff. Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation "OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

     With certain exceptions, OCC-issued and exchange-listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

     The Dreman Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

     The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

     If the Dreman Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase its income. The sale of put options can also provide income.

     The Dreman Fund may purchase and sell call options on equity securities (including convertible securities that are traded on U.S. and foreign securities exchanges, and on securities indices and futures contracts. All calls sold by the Dreman Fund must be "covered" (i.e., the Dreman Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Dreman

Fund will receive the option premium to help protect it against loss, a call sold by the Dreman Fund exposes it during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require it to hold a security or instrument which it might otherwise have sold.

     The Dreman Fund may purchase and sell put options on equity securities (including convertible securities) and on securities indices. The Dreman Fund will not sell put options if, as a result, more than 50% of the Dreman Fund's total assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Dreman Fund may be required to buy the underlying security at a disadvantageous price above the market price.

     3.  General  Characteristics  of  Futures.  The Dreman  Fund may enter into
         --------------------------------------
futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate or equity market changes, and for duration management, risk management and return enhancement purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Dreman Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

     The Dreman Fund's use of futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into for bona fide hedging, risk management (including duration management) or other portfolio and return enhancement management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Dreman Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Dreman Fund. If the Dreman Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

     The Dreman Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 15% of the Dreman Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 15% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

     4.  Use  of  Segregated   and  Other  Special   Accounts.   Many  Strategic
         -----------------------------------------------------
Transactions, in addition to other requirements, require that the Dreman Fund segregate cash or liquid assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security or financial instrument. In general, either the full amount of any obligation by the Dreman Fund to pay or deliver securities or assets must be covered at all times by the securities or instruments required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid assets at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Dreman Fund will require it to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Dreman Fund on an index will require it to own portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Dreman Fund requires the Dreman Fund to segregate cash or liquid assets equal to the exercise price.

     OCC-issued and exchange-listed index options will generally provide for cash settlement. As a result, when the Dreman Fund sells these instruments it will only segregate an amount of cash or liquid assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Dreman Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Dreman Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Dreman Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Dreman Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and the Dreman Fund will segregate an amount of cash or liquid assets equal to the full value of the option.

     In the case of a futures contract or an option thereon, the Dreman Fund must deposit initial margin and possible daily variation margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

     Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Dreman Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Dreman Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Dreman Fund. Moreover, instead of segregating cash or liquid assets, if the Dreman Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, cash or liquid assets equal to any remaining obligation would need to be segregated.

     I.  Warrants.  The  Dreman  Fund may  invest in  warrants.  The holder of a
         ---------
warrant has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with the prices of the underlying securities and are, therefore, considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. Thus, if a warrant held by the Dreman Fund were not exercised by the date of its expiration, the Dreman Fund would lose the entire purchase price of the warrant.

     J. Corporate Debt Securities.  The Dreman Fund may invest in corporate debt
        --------------------------
securities. Corporate debt securities are bonds or notes issued by corporations and other business organizations, including business trusts, in order to finance their credit needs. Corporate debt securities include commercial paper which consists of short term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. Investments in corporate debt securities involve both credit and interest rate risk. The value of fixed-income securities will fluctuate with changes in interest rates and bond market conditions, tending to rise as interest rates decline and to decline as interest rates rise. Corporate debt securities generally offer less current yield than securities of lower quality, but lower quality securities generally have less liquidity, greater credit and market risk and, as a result, more price volatility. Longer-term bonds are, however, generally more volatile than bonds in with shorter maturities.

     K. Lower Quality Debt  Securities.  The Dreman Fund may invest up to 10% of
        -------------------------------
its assets in lower-rated securities or comparable unrated securities. These securities (commonly called "junk bonds") often are considered to be speculative and involve greater risk of default or price change due to changes in the issuer's creditworthiness or changes in economic conditions. The market prices of these securities will fluctuate over time, may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. The market for lower quality securities may be less liquid than the market for securities of higher quality. Furthermore, the liquidity of lower quality securities may be affected by the market's perception of their credit quality. Therefore, judgment may at times play a greater role in valuing these securities than in the case of higher quality securities, and it also may be more difficult during certain adverse market conditions to sell lower quality securities at their fair value to meet redemption requests or to respond to changes in the market.

     Lower quality securities present risks based on payment expectations. For example, high yield bonds may contain redemption or call provisions. If an issuer exercises the provisions in a declining interest rate market, the Dreman Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high yield bond's value will decrease in a rising interest rate market, as will the value of the Dreman Fund's assets. If the Dreman Fund experiences unexpected net redemptions, it may be forced to sell its high yield bonds without regard to their investment merits, thereby decreasing the asset base upon which the Dreman Fund's expenses can be spread and possibly reducing the Dreman Fund's rate of return.

     Since the risk of default is higher for lower quality securities and sometimes increases with the age of these securities, Dreman's research and credit analysis are an integral part of managing any securities of this type held by the Dreman Fund. In considering investments for the Dreman Fund, Dreman attempts to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved or is expected to improve in the future. Dreman's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earning prospects, and the experience and managerial strength of the issuer.

     L. Rule 144A Securities. The Dreman Fund may invest in Rule 144A securities
        ---------------------
that Dreman determines to be liquid. Rule 144A allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act of resales of certain securities to qualified institutional buyers. Rule 144A securities are not considered to be illiquid for purposes of the Dreman Fund's illiquid securities policy, which prohibits the Fund from investing in illiquid securities, if such securities satisfy the conditions enumerated in Rule 144A and are determined to be liquid by Dreman in accordance with the requirements established by the Trust. In determining the liquidity of such securities, Dreman will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers and other potential purchasers or sellers of the security; (3) dealer undertakings to make a market in the security and (4) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting
 ----
offers and the mechanics of the transfer).

     M. Portfolio  Turnover.  The Dreman Fund's  portfolio  turnover rate is the
        --------------------
percentage of its portfolio that is bought and sold to exchange for other securities and is expressed as a percentage of its total assets. The turnover rate for the Dreman Fund for the fiscal year ended October 31, 2004 was 10.30%.


INVESTMENT LIMITATIONS

     Fundamental.  The investment  limitations described below have been adopted
     ------------
by the Trust with respect to the Dreman Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a
                 ----
majority of the outstanding shares of the Dreman Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Dreman Fund means the lesser of (1) 67% or more of the outstanding shares of the Dreman Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Dreman Fund is present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Dreman Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

     1. Borrowing Money. The Dreman Fund will not borrow money,  except (a) from
        ----------------
a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Dreman Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Dreman Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Dreman Fund from entering into reverse repurchase transactions, provided that the Dreman Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Dreman Fund pursuant to reverse repurchase transactions.

     2. Senior  Securities.  The Dreman Fund will not issue  senior  securities.
        -------------------
This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Dreman Fund, provided that the Dreman Fund's engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

     3. Underwriting.  The Dreman Fund will not act as underwriter of securities
        -------------
issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Dreman Fund may be deemed an underwriter under certain federal securities laws.

     4. Real Estate. The Dreman Fund will not purchase or sell real estate. This
        ------------
limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Dreman Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

     5.  Commodities.  The Dreman  Fund will not  purchase  or sell  commodities
         ------------
unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Dreman Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

     6. Loans. The Dreman Fund will not make loans to other persons,  except (a)
        ------
by loaning portfolio securities,  (b) by engaging in repurchase  agreements,  or
(c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. Concentration.  The Dreman Fund will not invest 25% or more of its total
        --------------
assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

     8.  Diversification.  With respect to 75% of its total  assets,  the Dreman
         ----------------
Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities) if, as a result at the time of such purchase, more than 5% of the value of the Dreman Fund's total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.

     With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

     Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental.  The following  limitations have been adopted by the Trust
     ---------------
with respect to the Dreman Fund and are Non-Fundamental (see "Investment Limitations - Fundamental" above).

     1. Pledging.  The Dreman Fund may not mortgage,  pledge,  hypothecate or in
        --------
any manner transfer, as security for indebtedness, any of its assets except as may be necessary in connection with
borrowings  described  in  limitation  (1)  above.  Margin  deposits,   security
interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2.  Borrowing.  The  Dreman  Fund  may  not  purchase  any  security  while
         ---------
borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

     3.  Margin  Purchases.  The  Dreman  Fund may not  purchase  securities  or
         -----------------
evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Dreman Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     4. Illiquid  Investments.  The Dreman Fund may not purchase  securities for
        ---------------------
which there are legal or contractual restrictions on resale or other illiquid securities.

     5. Short Sales.  The Dreman Fund may not effect  short sales of  securities
        -----------
except  as  described  in  the   Prospectus  or  this  Statement  of  Additional
Information.

     6. Name  Rule.  The  Dreman  Fund may not invest at least 80% of its assets
        -----------
(including borrowings for investment purposes) in equity securities of small companies similar in market size as those in the Russell 2000 Index. This investment policy may not be changed with respect to the Dreman Fund without at least 60 days prior written notice in plain English to the Dreman Fund's shareholders.

INVESTMENT ADVISER

     The investment advisor for to the Dreman Fund is Dreman Value Management, LLC, 520 East Cooper Avenue, Suite 230-4, Aspen, CO 81611. David N. Dreman is the Chairman and Chief Investment Officer of Dreman. Mr. Dreman controls a majority of the outstanding voting interests in Dreman.

     Under the terms of the  management  agreement  between the Trust and Dreman for the Dreman Fund (the "Agreement"), Dreman manages the Dreman Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, the Dreman Fund is obligated to pay Dreman a fee computed and accrued daily and paid monthly at an annual rate of 0.95% of the average daily net assets of the Dreman Fund. Dreman contractually has agreed to waive its fee and, to the extent necessary, reimburse the Fund's expenses so that its total annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest expenses and dividends on securities sold short, taxes) and extraordinary expenses do not exceed 1.50% of the average daily net assets of the Dreman Fund through October 31, 2007.

     The Agreement was approved by the Trustees, including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Agreements (collectively, the "Independent Trustees" and, each an "Independent Trustee"), at an in-person meeting held on September 13, 2004. The Trustees considered the factors described below prior to approving the Agreement. On behalf of the Board, legal counsel to the Trust requested that Dreman provide the Board with copies of Dreman's most recent financial statements, a description of Dreman's business and any personnel changes, a description of the compensation received by Dreman from the Dreman Fund, a comparison of the

Dreman Fund's total expenses and performance to the expenses incurred by comparable mutual funds and performance of the Dreman Fund's peer group, information relating to Dreman's policies and procedures regarding best execution, trade allocation, soft dollars, Code of Ethics and insider trading, and a description of any material legal proceedings or securities enforcement proceedings regarding Dreman or its personnel. The materials prepared by Dreman were provided to the Trustees in advance of the meeting. The Trustees also were provided in advance of the meeting with the Dreman Fund's total returns since inception of the Fund (December 31, 2003), as compared to an appropriate broad-based securities index.

     At the meeting, the Trustees held a telephone conference with a representative from Dreman. At the Board's request, the Dreman representative described Dreman's compliance procedures and stated that he is the Chief Operating Officer, Chief Financial Officer and Chief Compliance Officer ("CCO") of Dreman. He stated that Dreman has extensively reviewed its compliance procedures, which cover, among other issues, best execution, allocation and aggregation of orders, review of employees' personal securities transactions, ADV disclosures, portfolio management procedures, records maintenance, and disclosure and controls procedures. The representative also reported that Dreman had engaged outside counsel to review its compliance policies in an effort to ensure compliance with applicable federal securities laws.

     The Trustees considered that the Dreman Fund's expense ratio is lower than its peer group (1.75% for the Fund compared to an average of 1.86% for mutual funds of similar size and investment strategy). The Trustees also considered that the Dreman Fund's management fee is slightly higher than its peer group's, although Dreman has agreed to cap the Fund's expenses at 1.50%, excluding __________. The Trustees reviewed the Dreman Fund's total return and found that the Fund's 3-month and year-to-date total returns as of 6/30/04 exceeded the return of its benchmark, the Russell 2000 Value Index. The representative noted that the portfolio managers for the Dreman Fund have been with Dreman for a long period of time and understand its value philosophy. Based on these factors, the Trustees, including the Independent Trustees voting separately, determined that the continuance of the Agreement between the Trust and Dreman on behalf of the Dreman Fund was in the best interests of the Fund and its shareholders.

     Dreman retains the right to use the name "Dreman" in connection with another investment company or business enterprise with which Dreman is or may become associated. The Trust's right to use the name "Dreman" automatically ceases 90 days after termination of the Agreements and may be withdrawn by Dreman on 90 days written notice.

     Dreman may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Dreman Fund or its shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Dreman Fund may from time to time purchase securities issued by banks and other financial institutions which provide such services; however, in selecting investments for the Dreman Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS

     The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

     The  following  table  provides   information   regarding  the  Independent
Trustees.

----------------------------------------------------- ----------------------------------------------------------------
NAME, ADDRESS*, (DATE OF BIRTH), POSITION WITH FUND   PRINCIPAL OCCUPATION DURING PAST 5 YEARS AND OTHER
COMPLEX,** TERM OF POSITION WITH TRUST                DIRECTORSHIPS
----------------------------------------------------- ----------------------------------------------------------------
Gary E. Hippenstiel (1947)                            Director, Vice President and Chief Investment Officer of
                                                      Legacy Trust Company, N.A. since 1992. Trustee of AmeriPrime
Independent Trustee, December 2002 to present         Advisors Trust  since July 2002 and AmeriPrime Funds, since
                                                      1995. Trustee of CCMI Funds since June 2003. Trustee of Access
                                                      Variable Insurance Trust, since April 2003.
----------------------------------------------------- ----------------------------------------------------------------
Stephen A. Little (1946)                              President and founder, The Rose, Inc., a registered investment advisor, since April 1993. Trustee of AmeriPrime Advisors
Chairman, December 2004 to present; Independent       Trust since November 2002 and AmeriPrime Funds since December
Trustee, December 2002 to present                     2002. Trustee of CCMI Funds since June 2003.
----------------------------------------------------- ----------------------------------------------------------------
Daniel J. Condon (1950)                               President, 2004 to present, Vice President and General
                                                      Manager, 1990 to 2003, International Crankshaft Inc., an
Independent Trustee, December 2002 to present         automotive equipment manufacturing company; Trustee, The
                                                      Unified Funds, from 1994 to 2002; Trustee, Firstar Select
                                                      Funds, a REIT mutual fund, from 1997 to 2000. Trustee of
                                                      AmeriPrime Advisors Trust since November 2002 and AmeriPrime
                                                      Funds since December 2002.  Trustee of CCMI Funds since June
                                                      2003.
----------------------------------------------------- ----------------------------------------------------------------

* The address for each trustee is 431 N. Pennsylvania, Indianapolis, IN 46204.

** Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds andUnified Series Trust. The Fund Complex currently consists of 27 series.

The Trust's audit committee consists of the Independent Trustees. The audit committee is responsible for overseeing the Dreman Funds' accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Dreman Funds' financial statements and the independent audit of the financial statements; and acting as a liaison between the Dreman Funds' independent auditors and the full Board of Trustees. The Audit Committee met four times for the year ended December 31, 2004.

     The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the 1940 Act, and each officer of the Trust.

----------------------------------------------------- ----------------------------------------------------------------
NAME, ADDRESS*, (DATE OF BIRTH), POSITION WITH FUND   PRINCIPAL OCCUPATION DURING PAST 5 YEARS
COMPLEX,** TERM OF POSITION WITH TRUST                AND OTHER DIRECTORSHIPS
----------------------------------------------------- ----------------------------------------------------------------
Ronald C. Tritschler (1952)***                        Chief Executive Officer, Director and Legal Counsel of The
                                                      Webb Companies, a national real estate company, since 2001,
Trustee, December 2002 to present                     Executive Vice President and Director from 1990 to 2000;
                                                      Director of First State Financial since 1998; Director, Vice
                                                      President and Legal Counsel of The Traxx Companies, an owner and operator of convenience stores, since 1989; Trustee of
                                                      AmeriPrime Advisors Trust since November 2002 and AmeriPrime
                                                      Funds since December 2002; Trustee of CCMI Funds since June
                                                      2003.
----------------------------------------------------- ----------------------------------------------------------------


----------------------------------------------------- ----------------------------------------------------------------
Anthony J. Ghoston (1959)                             Executive Vice President of Unified Fund Services, Inc., the
                                                      Trust's administrator, since June 2004, Senior Vice President
President, July 2004 to present                       from April 2003 to June 2004; Senior Vice President and Chief
                                                      Information Officer of Unified Financial Services, Inc., the
                                                      parent company of the Trust's administrator and distributor, from 1997 to November 2004; President of AmeriPrime Funds,
                                                      AmeriPrime Advisors Trust, and CCMI Funds since July 2004.
----------------------------------------------------- ----------------------------------------------------------------
Thomas G. Napurano (1941)                             Chief Financial Officer and Executive Vice President of
                                                      Unified Financial Services, Inc., the parent company of the
Chief Financial Officer and Treasurer, December       Trust's administrator and distributor, since 1989, Director
2002 to present                                       from 1989 to March 2002; Director of Unified Financial
                                                      Securities, Inc., the Trust's distributor, since December
                                                      2004, Chief Financial Officer and Executive Vice President
                                                      since June 1990; Executive Vice President, Treasurer, and
                                                      Chief Financial Officer of Unified Fund Services, Inc., the
                                                      Trust's administrator, since 1990, Director since 2004;
                                                      Treasurer and Chief Financial Officer of AmeriPrime Funds and
                                                      AmeriPrime Advisors Trust since October 2002; Treasurer and
                                                      Chief Financial Officer of CCMI Funds since June 2003;
                                                      Treasurer of The Unified Funds from 1994 to 2002 and Firstar
                                                      Select Funds from 1997 to 2000.
----------------------------------------------------- ----------------------------------------------------------------
Freddie Jacobs, Jr., CPA (1970)                       Vice President of Unified Fund Services, Inc., the Trust's
                                                      administrator, since December 2003; Assistant Vice President
Secretary, September 2004 to present                  of U.S. Bancorp Fund Services LLC from 2000 to December 2003,
                                                      Trust Officer from 1998 to 2000; Secretary of AmeriPrime
                                                      Funds, AmeriPrime Advisors Trust, and CCMI Funds since
                                                      September 2004; Principal Accounting Officer of Lindbergh
                                                      Funds since February 2004.
----------------------------------------------------- ----------------------------------------------------------------
Lynn E. Wood (1946)                                   Chief Compliance Officer of AmeriPrime Funds, AmeriPrime
                                                      Advisors Trust, and CCMI Funds since October 2004; Chief
Chief Compliance Officer, October 2004 to present     Compliance Officer of Unified Financial Securities, Inc., the
                                                      Trust's distributor, since December 2004 and from 1997 to
                                                      2000, Chairman from 1997 to December 2004, President from 1997 to 2000; Director of Compliance of Unified Fund Services,
                                                      Inc., the Trust's administrator, from October 2003 to
                                                      September 2004; Chief Compliance Officer of Unified Financial
                                                      Services, Inc., the parent company of the Trust's
                                                      administrator and distributor, from 2000 to 2004.
----------------------------------------------------- ----------------------------------------------------------------

* The address for each of the trustees and officers is 431 N. Pennsylvania, Indianapolis, IN 46204.

** Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and Unified Series Trust. The Fund Complex currently consists of 27 series.

*** Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the distributor of certain series in the Fund Complex.

     The following table provides information regarding shares of the Dreman Funds and other portfolios of the Fund Complex owned by each Trustee as of December 31, 2004.

-------------------------------------- ----------------------------------- -----------------------------------------
                                                                           AGGREGATE DOLLAR RANGE OF SHARES OF ALL
                                          DOLLAR RANGE OF FUND SHARES           FUNDS WITHIN THE FUND COMPLEX*
               TRUSTEE
-------------------------------------- ----------------------------------- -----------------------------------------
Gary E. Hippenstiel                                   None                                   None
-------------------------------------- ----------------------------------- -----------------------------------------
Ronald Tritschler                                     None                                   None
-------------------------------------- ----------------------------------- -----------------------------------------
Stephen Little                                        None                                   None
-------------------------------------- ----------------------------------- -----------------------------------------
Daniel Condon                                         None                                   None
-------------------------------------- ----------------------------------- -----------------------------------------

* Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and Unified Series Trust. The Fund Complex currently consists of 27 series.

     Set forth below are estimates of the annual compensation to be paid to the Trustees and officers by each series in the Fund Complex on an individual basis and by the Fund Complex on an aggregate basis, assuming that there are 27 series in the Fund Complex. Trustees' and officers' fees and expenses of the Trust are Fund Complex expenses and each series incurs its pro rata share of expenses based on the number of series in the Fund Complex. As a result, the amount paid by each series will increase or decrease as new series are added or removed from the Fund Complex.


==================================== ==================== ==================== =================== =====================
                                          AGGREGATE           PENSION OR        ESTIMATED ANNUAL    TOTAL COMPENSATION
                                        COMPENSATION          RETIREMENT         BENEFITS UPON     FROM TRUST AND FUND
       INDEPENDENT TRUSTEES            FROM EACH FUND      BENEFITS ACCRUED        RETIREMENT            COMPLEX*
                                                            AS PART OF FUND
                                                               EXPENSES
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Gary E. Hippenstiel, Trustee and           $1,333                 $0                   $0                $36,000
Chairman of the Audit Committee
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Stephen A. Little, Chairman of the         $1,333                 $0                   $0                $36,000
Board**
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Daniel Condon, Trustee                      $889                  $0                   $0                $24,000

==================================== ==================== ==================== =================== =====================
                                          AGGREGATE           PENSION OR        ESTIMATED ANNUAL    TOTAL COMPENSATION
   NON-INDEPENDENT TRUSTEES AND         COMPENSATION          RETIREMENT         BENEFITS UPON     FROM TRUST AND FUND
             OFFICERS                  FROM EACH FUND      BENEFITS ACCRUED        RETIREMENT            COMPLEX*
                                                            AS PART OF FUND
                                                               EXPENSES
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Ronald C. Tritschler, Trustee               $889                  $0                   $0                $24,000
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Thomas G. Napurano, CFO and                  $0                   $0                   $0                   $0
Treasurer
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Anthony Ghoston, President and CEO           $0                   $0                   $0                   $0
==================================== ==================== ==================== =================== =====================
Freddie Jacobs, Secretary                    $0                   $0                   $0                   $0
==================================== ==================== ==================== =================== =====================
Lynn Wood, Chief Compliance Officer        $4,167                 $0                   $0              $125,000***
==================================== ==================== ==================== =================== =====================

* Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and Unified Series Trust. The Fund Complex currently consists of 27 series.

** For the period June 30 to September 30, 2004, Mr. Little's compensation was set at $24,000. Effective as of October 1, 2004, Mr. Little's compensation was increased to $36,000.

*** From Fund Complex and the three series in the CCMI Funds.


PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to policies established by the Board of Trustees of the Trust, Dreman is responsible for the Dreman Fund's portfolio decisions and the placing of the Dreman Fund's portfolio transactions. In effecting purchases and sales of securities for the account of the Dreman Fund, Dreman will seek best execution of orders. In certain instances, Dreman may be permitted to pay higher brokerage commissions for research services. Consistent with this policy, orders for transactions are placed with broker-dealer firms giving consideration to the quality, quantity and nature of each firm's professional services, which include execution, financial responsibility, responsiveness, clearance procedures, wire service quotations and statistical and other research information provided to the Dreman Fund and Dreman. Subject to seeking best execution of an order, brokerage is allocated on the basis of all services provided. Any research benefits derived are available for all clients of Dreman. When it can be done consistently with the policy of obtaining the most favorable net results, Dreman may place orders with firms that provide market, statistical and other research information to the Dreman Fund or Dreman, although Dreman is not authorized to pay higher commissions to firms that provide such services, except as described below.

     Dreman may in certain instances be permitted to pay higher brokerage commissions for receipt of market, statistical and other research services as defined in Section 28(e) of the Securities Exchange Act of 1934 and interpretations thereunder. Such services may include among other things: economic, industry or company research reports or investment recommendations; computerized databases; quotation and execution equipment and software; and research or analytical computer software and services. Where products or services have a "mixed use," a good faith effort is made to make a reasonable allocation of the cost of products or services in accordance with the anticipated research and non-research uses and the cost attributable to non-research use is paid by Dreman in cash. Subject to Section 28(e), the Dreman Fund could pay a firm that provides research services commissions for effecting a securities transaction for the Dreman Fund in excess of the amount other firms would have charged for the transaction if Dreman determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing firm viewed in terms either of a particular transaction or Dreman's overall responsibilities to the Dreman Fund and other clients. Not all of such research services may be useful or of value in advising the Dreman Fund. Management fees received by Dreman from the Dreman Fund is not reduced because these research services are received.

     Dreman is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Dreman Fund and/or the other accounts over which Dreman exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if Dreman determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or Dreman's overall responsibilities with respect to the Dreman Fund and to other accounts over which it exercises investment discretion.

     Dreman receives written research data from brokers relative to economic and individual security analysis. Dreman also may enter into "soft dollar"
arrangements with certain brokers whereby such brokers partially pay for Dreman's use of on-line data services such as Bloomberg and Factset for investment research. These payments will be made in exchange for Dreman's employing the broker to execute client transactions. The research products and services and on-line data services provided or paid for by brokers shall be used by Dreman in servicing all of its clients' accounts. In addition, assuming a broker provides the best price and best execution, Dreman may direct client transactions to such broker in return for research provided by the broker and used by Dreman in conducting its advisory business.

     For the fiscal year ended October 31, 2004, the Adviser did not direct brokerage transactions for research services.

     Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

     To the extent that the Dreman Fund and another of Dreman's clients seek to acquire the same security at about the same time, the Dreman Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Dreman Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Dreman Fund. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.

     The following table describes the brokerage commissions paid by the Dreman Fund since its inception.

                 ====================================================== ============================================
                                   FISCAL YEAR ENDED                                  SINCE INCEPTION
                                   OCTOBER 31, 2004
                 ------------------------------------------------------ --------------------------------------------
                                        $3,281                                            $3,281
                 ====================================================== ============================================

     The Trust, Dreman and the Distributor each have adopted a Code of Ethics (the "Code") under Rule 17j-1 of the 1940 Act. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Dreman Fund. You may obtain a copy of the Code from the Securities and Exchange Commission.


DISCLOSURE OF PORTFOLIO HOLDINGS

     The Dreman Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and filed with the Securities and Exchange Commission (the "SEC") on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. The Dreman Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. The Dreman Funds must provide a copy of the schedule of portfolio holdings as filed with the SEC to any shareholder upon request, free of charge. This policy is applied uniformly to all shareholders of the Dreman Funds without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

     From time to time, the Dreman Fund may disclose its portfolio holdings to third-parties who provide services to the Dreman Fund if such information is necessary to the provision of the services (e.g., to a rating agency for use in developing a rating). When made, such disclosures will be made under conditions of confidentiality. "Conditions of confidentiality" include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principals (e.g., custody relationships) or
(iv) understandings or expectations between the parties that the information will be kept confidential.  In addition,  the Dreman Fund will prohibit the service  provider
from  trading  in  the  Dreman   Fund's  shares  while  in  possession  of  such
information.

     The Dreman Fund is prohibited from entering into any arrangements with any person to make available information about the Dreman Fund portfolio securities without the specific approval of the Board. In addition, the Dreman Fund's policies and procedures prohibit Dreman or any other affiliated person from receiving compensation or other consideration, for themselves or on behalf of the Dreman Funds, as a result of disclosing the Dreman Fund's portfolio holdings.


PROXY VOTING POLICY

     The Trust and Dreman each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders' best interests. As a brief summary, the Trust's policy delegates proxy voting to Dreman, subject to Dreman's proxy voting policy and the supervision of the Board of Trustees.

     Dreman's policy provides that generally Dreman will vote: (1) for routine corporate housekeeping proposals, including election of directors (where no corporate governance issues are implicated), selection of auditors, and increases in or reclassification of common stock; and (2) against proposals that make it more difficult to replace members of the issuer's board of directors, including proposals to stagger the board, cause management to be over-represented on the board, introduce cumulative voting, introduce unequal voting rights, and create supermajority voting. For other proposals, Dreman's policy provides that it shall determine whether a proposal is in the best interest of the Dreman Fund and may take into account the following factors, among others: (1) whether the proposal was recommended by management and Advisor's opinion of management; (2) whether the proposal acts to entrench existing management; and (3) whether the proposal fairly compensates management for past and future performance.

     The Trust's policy provides that, if a conflict of interest between the Adviser or its affiliates and the Dreman Fund arises with respect to any proxy, the Adviser must disclose the conflict to the Board of Trustees and vote the proxy in accordance with the Board's instructions.

     You may obtain a copy of the Trust's and Dreman's proxy voting policy by calling 800-247-1014 to request a copy from the Proxy Voting Compliance Officer, or by writing to Unified Fund Services, Inc., the Dreman Fund's transfer agent, at 431 N. Pennsylvania Avenue, Indianapolis, IN 46204, Attn: Proxy Voting Compliance Officer. Copies of the policies will be mailed to you within three days of receipt of your request. You also may obtain a copy from Fund documents filed with the SEC and available on the SEC's web site at www.sec.gov. A copy of the votes cast by the Dreman Fund with respect to portfolio securities for each year ended June 30th, is filed by the Dreman Fund with the SEC on Form N-PX. The Dreman Fund's proxy voting record is be available to shareholders free of charge upon request by calling or writing the Dreman Fund as described above or from the SEC's web site.


DETERMINATION OF NET ASSET VALUE

     The price (net asset value) of the shares of the Dreman Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Dreman Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

     Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the closing price reported by the exchange on which the securities are traded. Lacking a closing price, a security is valued at its last bid price except when, in Dreman's opinion, the last bid price does not accurately reflect the current value of the security. When market quotations are not readily available, when Dreman determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by Dreman, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Dreman believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If Dreman decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by Dreman, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.


INVESTMENT PERFORMANCE

     The Dreman Fund may periodically advertise "average annual total return," "average annual total return after taxes on distributions," and "average annual total return after taxes on distributions and redemptions." "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return (over the one and five year periods and the period from initial public offering through the end of the Dreman Fund's most recent fiscal year) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                    P(1+T)n=ERV

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return
                  n        =        number of years
                  ERV      =        ending redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

     The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.

     The Dreman Fund's investment performance will vary depending upon market conditions, the composition of the Dreman Fund's portfolio and operating expenses of the Dreman Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Dreman Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Dreman Fund's investment objective, policies and techniques should also be considered.

     From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Dreman Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Dreman Fund or considered to be representative of the stock market in general.

     In addition, the performance of the Dreman Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Dreman Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

     The Dreman Fund also may advertise its after-tax performance information. After-tax performance information is calculated on pre-liquidation and post-liquidation basis, by finding the average annual compounded rates of return, after taxes on distributions and redemptions, over the one, five and ten year periods that would equate the initial amount invested to the ending value, according to the following two formulae:

1.     Average Annual Total Return (After Taxes on Distributions):

       P(1+T)n = ATVd

       Where:     P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return (after taxes on
                                    distributions).
                  n        =        number of years
                  ATVd     =        ending value, after taxes on fund
                                    distribution but not after taxes on
                                    redemption, at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

     The computation assumes that all dividends and distributions are subject to the highest individual marginal federal income tax rates, that all dividends and distributions, less taxes due, are reinvested on the reinvestment dates, that the maximum sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period. If the Dreman Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

2.    Average Annual Total Return (After Taxes on Distributions and Redemption):

       P(1+T)n = ATVdr

       Where:     P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return (after taxes on
                                    distributions).
                  n        =        number of years
                  ATVdr    =        ending value, after taxes on fund
                                    distributions and redemptions, at the end of the applicable period of the hypothetical
                                    $1,000 investment made at the beginning of the applicable period.

     The computation assumes that all dividends and distributions, less all taxes due, are reinvested on the reinvestment dates, that the dividends and distributions are subject to the highest individual marginal federal income and capital gains tax rates, that any capital losses from the redemption are fully deductible, that the maximum sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period. Because the Dreman Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.



STATUS AND TAXATION OF THE DREMAN FUND

     The Dreman Fund was organized as a series of a business trust, but each intends to qualify for treatment as a regulated investment company (a "RIC") under the Internal Revenue Code of 1986, as amended (the "Code") in each taxable year. There can be no assurance that the Dreman Fund actually will so qualify. If the Dreman Fund qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation, to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

     If the Dreman Fund does qualify as a RIC but (in a particular tax year) distributes less than 98% of its ordinary income and its capital gain net income (as the Code defines each such term), the Dreman Fund is subject to an excise tax. The excise tax, if applicable, is 4% of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If the Dreman Fund does not qualify as a RIC, its income will be subject
                               ---
to taxation as a regular business corporation, without reduction by dividends paid to shareholders of the Dreman Fund.

          To continue to qualify for treatment as a RIC under Subchapter M of the Code, the Dreman Fund must, among other requirements:

     o Derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC's business of investing in stock securities, or foreign currencies) (the "Income Requirement");

     o Diversify its investments in securities within certain statutory limits; and

     o Distribute annually to its shareholders at least 90% of its investment company taxable income (generally, taxable net investment income less net capital gain) (the "Distribution Requirement").

     Hedging strategies, to reduce risk in various ways, are subject to complex rules that determine for federal income tax purposes, the character and time for recognition of gains and losses the Dreman Fund realizes in connection with the hedge. The Dreman Fund's income from options and futures in each case derived with respect to its business of investing in stock, or securities should qualify as allowable income for the Dreman Fund under the Income Requirement.

     Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report the Dreman Fund's distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

     The portion of the dividends the Dreman Fund pays that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the federal alternative minimum tax.

     If you are a non-retirement plan holder, the Dreman Fund will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, Fund distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

     If shares of the Dreman Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be treated as long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on such shares.

     The foregoing is only a summary of some of the important federal income tax considerations affecting the Dreman Fund and its shareholders and is not intended as a substitute for careful tax planning. ACCORDINGLY, PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISERS FOR MORE DETAILED INFORMATION REGARDING THE ABOVE AND FOR INFORMATION REGARDING FEDERAL, STATE, LOCAL AND FOREIGN TAXES.


DISTRIBUTION PLAN

     The Dreman Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan was approved by a majority of the Board of Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust or the Dreman Fund, and who have no direct or indirect financial interest in the operation of the Plan or in any other Rule 12b-1 agreement, cast in person at a meeting on September 7, 2003 called for the purpose of, among other things, voting on such Plan.

     The Dreman Fund's Plan provides that the Dreman Fund will pay its Advisor and/or any registered securities dealer, financial institution or any other person (a "Recipient") a shareholder servicing fee of aggregating to 0.25% of the average daily net assets of the Dreman Fund in connection with the promotion and distribution of Fund shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts ("12b-1 Expenses"). The Dreman Fund and/or its Advisor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Trust and Dreman have entered into a Distribution Coordination Agreement pursuant to which Dreman agrees to coordinate the distribution of the Dreman Fund's shares, for which the Dreman Fund pays Dreman the 12b-1 fee described above.

     Dreman voluntarily has waived the payment by the Dreman Fund to Dreman of a 12b-1 fee of 0.25%. Although Dreman has stated that it expects to continue waiving the 12b-1 fee, this is a voluntary fee waiver that can be discontinued at any time by Dreman.


ITEM 13.  ADDITIONAL INFORMATION ABOUT THE CORBIN SMALL-CAP VALUE FUND


DESCRIPTION OF THE FUND
     The statement of additional information of the Corbin Small-Cap Value Fund, a series of the Trust ("Corbin Fund"), dated February 27, 2004 (the "Corbin SAI"), as filed with the SEC on March 3, 2004 (Accession No. 0001035449-04-000109) is incorporated herein by reference.

     The Corbin Fund was organized on December 18, 2002, as series of the Trust. For additional information about the Fund's history, see "Description of the Trust and Fund" in the Corbin SAI.


FUND INVESTMENT RISKS
     For additional information about the investment objective, policies, risks and restrictions of Corbin Fund, see "Additional Information About Fund Investments And Risk Considerations" and "Investment Restrictions" in the Corbin SAI.


MANAGEMENT OF THE CORBIN FUND
     As a series of the Trust, both the Corbin Fund and the Dreman Fund share the same Trustees and Officers. For additional information about the Trustees and officers, see "Trustees and Officers" on page 15, above.


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
     As of ________, 2005, the following persons may be deemed to beneficially own five percent (5%) or more of the Corbin Fund:

     As of ___, 2005, _________ may be deemed to control the Corbin Fund as a result of the beneficial ownership of the shares of the Corbin Fund. As controlling shareholder, these persons would control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund's fundamental policies or the terms of the management agreement with the Corbin Fund's investment adviser, Corbin & Company ("Corbin").

     As of _________, 2005, the officers and trustees of the Trust as a group may be deemed to beneficially own less than 1% of the Corbin Fund.


BROKERAGE ALLOCATION AND OTHER PRACTICES
     For the fiscal year ended October 31, 2004, Corbin did not direct brokerage transactions for research services.

     For additional information about the brokerage allocation practices of Corbin Fund, see "Portfolio Transactions and Brokerage" in the Corbin SAI.


CAPITAL STOCK AND OTHER SECURITIES
     For   additional   information   about   the   voting   rights   and  other
characteristics   of  shares  of  beneficial   interest  of  Corbin  Fund,   see
"Description of the Trust and Fund' in the Corbin SAI.


PURCHASE, REDEMPTION AND PRICING OF SHARES
     For additional information about purchase, redemption and pricing of shares of Corbin Fund, see "Determination of Net Asset Value" in the Corbin SAI.


TAXATION OF THE FUND
     For additional information about tax matters related to an investment in Corbin Fund, see "Additional Tax Information" and "Status Taxation of the Fund" in the Corbin SAI.


UNDERWRITERS
     For additional information about the principal underwriter and distribution plans, see "Distributor" in the Corbin SAI.


CALCULATION OF PERFORMANCE DATA
     For additional information about the investment performance of Corbin Fund, see "Calculation of Performance Information" in the Corbin SAI.


ITEM 14.  FINANCIAL STATEMENTS AND SCHEDULES

     This SAI incorporates by reference the financial statements and independent auditors' reports included in (i) the Annual Report of the Dreman Fund to shareholders for the period ended October 31, 2004 and (ii) the Annual Report of the Corbin Fund for the year ended October 31, 2004. The Trust will provide the Annual Report for the Dreman Fund and the Corbin Fund without charge upon written request or request by telephone.

                            PART C. OTHER INFORMATION


Item 15. Indemnification
         ---------------

          (1) Article VI, Section 6.4 of the Declaration of Trust of Unified Series Trust, an Ohio business trust ("Registrant"), provides that:

               Indemnification of Trustees, Officers, etc. Subject to and except
               -------------------------------------------
               as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

          (2) Section 16 of the Agreement and Plan of Reorganization by and among Dreman Contrarian Small Cap Value Fund ("Dreman Fund"), a series of the Registrant, and Corbin Small Cap Value Fund ("Acquired Fund"), also a series of the Registrant, provides that:

               (a) The Registrant, out of the assets of the Dreman Fund, shall indemnify, defend and hold harmless the Acquired Fund and the Registrant's present and former Trustees, officers, employees and agents (collectively "Acquired Fund Indemnified Parties") against all losses, claims, demands, liabilities and expenses, including reasonable legal and other expenses incurred in defending third-party claims, actions, suits or proceedings, whether or not resulting in any liability to such Acquired Fund Indemnified Parties, including amounts paid by any one or more of the Acquired Fund Indemnified Parties in a compromise or settlement of any such claim, action, suit or proceeding, or threatened third party claim, suit, action or proceeding made with the consent of the Registrant not unreasonably withheld, on behalf of the Dreman Fund, arising from (i) any breach of a representation, warranty or covenant of this Agreement by or on behalf of the Dreman Fund or (ii) any untrue statement or alleged untrue statement of a material fact contained in any proxy materials in connection with the transactions contemplated by this Agreement or any registration statement for Dreman Fund, as filed and in effect with the SEC, or any application prepared by the
               Registrant,   on  behalf  of  the  Dreman  Fund  with  any
               state regulatory agency in connection with the transactions contemplated by this Agreement under the securities laws thereof ("Application"); or which arises out of or is based upon any omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading.

               (b) The Registrant, out of the assets of the Acquired Fund, shall indemnify, defend, and hold harmless the Dreman Fund and the Registrant's present and former Trustees, officers, employees and agents (collectively, "Dreman Fund Indemnified Parties") against all losses, claims, demands, liabilities, and expenses, including reasonable legal and other expenses incurred in defending third-party claims, actions, suits or proceedings, whether or not resulting in any liability to such Dreman Fund Indemnified Parties, including amounts paid by any one or more of the Dreman Fund Indemnified Parties in a compromise or settlement of any such claim, suit, action or proceeding, or threatened third-party claim, suit, action or proceeding made with the consent of the Registrant, on behalf of the Acquired Fund (if the Acquired Fund still exists), arising from any breach of any representation, warranty or covenant of this Agreement with respect to the Acquired Fund; any untrue statement or alleged untrue statement of a material fact contained in any proxy materials, as filed and in effect with the SEC; or which arises out of or is based upon any omission or alleged omission to state therein a material fact required to be stated therein and necessary to make the statements therein not misleading based on information provided on behalf of the Acquired Fund.

               (c) The Acquired Fund and the former and current trustees and officers of the Registrant and AmeriPrime Funds, the predecessor trust for the Corbin Small Cap Value Fund, shall remain as additional insureds named on the Registrant's existing D&O insurance policy as long as the policy remains in existence and the Dreman Fund remains in existence.

ITEM 16. Exhibits
         --------

          (1) Agreement and Declaration of Trust as filed with the State of Ohio on October 17, 2002 - Filed with Registrant's initial registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.

          (2) By-laws adopted as of October 17, 2002 - Filed with Registrant's initial registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.

          (3)  Voting Trust Agreements - None.

          (4) Agreement of Reorganization between the Dreman Contrarian Small Cap Value Fund and Corbin Small-Cap Value Fund - Filed herewith as Exhibit A to the combined Proxy/Prospectus.

          (5)  Instruments Defining Rights of Security Holders - None.

          (6)  Investment Advisory Contracts.

               (i)  Copy  of  Registrant's  Management  Agreement  with  Ariston
                    Capital

                    Management Corp. with regard to the ACM Convertible Securities Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               (ii) Copy of  Registrant's  Management  Agreement  with  Corbin &
                    Company with regard to Corbin Small-Cap Value Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               (iii)Copy  of  Registrant's  Management  Agreement  with  Gamble,
                    Jones, Morphy & Bent with regard to the GJMB Growth Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               (iv) Copy of Registrant's Management Agreement with GLOBALT, Inc.
                    with regard to the GLOBALT Growth Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               (v) Copy of Registrant's Management Agreement with Spectrum Advisory Services, Inc. ("Spectrum") with regard to the Marathon Value Portfolio, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               (vi) Copy of  Registrant's  Management  Agreement with StoneRidge
                    Investment Partners, LLC with regard to the StoneRidge Equity Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               (vii)Copy of  Registrant's  Management  Agreement with StoneRidge
                    Investment Partners, LLC with regard to the StoneRidge Small Cap Growth Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               (viii) Copy of Registrant's  Management Agreement with StoneRidge
                    Investment Partners, LLC with regard to the StoneRidge Bond Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               (ix) Copy  of  Registrant's   Management  Agreement  with  Becker
                    Capital Management, Inc. with regard to the Becker Value Equity Fund, approved September 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated August 15, 2003 and incorporated herein by reference.

               (x) Copy of Registrant's Management Agreement with Dreman Value Management, LLC with regard to the Dreman Contrarian Large Cap Value Fund, approved September 7, 2003 - Filed with
                    Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

               (xi) Copy of Registrant's  Management Agreement with Dreman Value
                    Management, LLC with regard to the Dreman Contrarian Mid Cap Value Fund, approved September

                    7, 2003 - Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

               (xii)Copy of Registrant's  Management Agreement with Dreman Value
                    Management, LLC with regard to the Dreman Contrarian Small Cap Value Fund, approved September 7, 2003 - Filed with
                    Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

               (xiii) Copy of  Registrant's  Management  Agreement with Crawford
                    Investment Counsel, Inc. approved December 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

               (xiv)Copy of Registrant's  Management  Agreement with IMS Capital
                    Management, Inc. with regard to the IMS Capital Value Fund approved June 6, 2004 - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

               (xv) Copy of Registrant's  Management  Agreement with IMS Capital
                    Management, Inc. with regard to the IMS Strategic Allocation Fund approved June 6, 2004 - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

               (xvi)Copy of Registrant's  Management  Agreement with IMS Capital
                    Management, Inc. with regard to the IMS Strategic Income Fund approved June 6, 2004 - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

               (xvii) Copy of  Registrant's  Management  Agreement  with Chinook
                    Capital Management approved September 13, 2004 - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

               (xviii) Copy of  Registrant's  Management  Agreement  with  Marco
                    Investment Management, LLC with regard to the Marco Targeted Return Fund approved December 13, 2004 - Filed with
                    Registrant's registration statement on Form N-1A dated October 15, 2004 and incorporated herein by reference.

               (xix)Copy  of  Registrant's   Management  Agreement  with  Becker
                    Capital Management, Inc. with regard to the Becker Small Cap Value Equity Fund approved December 13, 2004 - Filed with Registrant's registration statement on Form N-1A dated October 20, 2004 and incorporated herein by reference.

               (7) (i) Underwriting Contracts. Copy of Registrant's Distribution Agreement with Unified Financial Securities, Inc., dated December 18, 2002, as amended - Filed with Registrant's registration statement on Form N-1A dated December 13, 2004 and incorporated herein by reference.

               (ii) Underwriting Contracts. Copy of Distribution Agreement among
                    Registrant, Becker Capital Management, Inc. and Unified Financial Securities, Inc., dated October 17, 2003 - Filed with Registrant's registration statement on Form N-1A dated

                    October 31, 2003 and incorporated herein by reference.

               (iii)Underwriting  Contracts.   Copy  of  Distribution  Agreement
                    among Registrant, Dreman Value Management, LLC and Unified Financial Securities, Inc., dated October 17, 2003 - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

               (iv) Underwriting Contracts. Copy of Distribution Agreement among
                    Registrant, Crawford Investment Counsel, Inc. and Unified Financial Securities, Inc., approved December 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

               (8)  Bonus or Profit Sharing Contracts - None.

               (9) Custodian Agreement. Copy of Registrant's Custodian Agreement with Huntington National Bank, dated December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               (10) (i)  Copy  of  Rule  12b-1  Distribution  Plan  for  the ACM
                    Convertible Securities Fund - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

                    (ii) Copy of Rule 12b-1 Distribution Plan for each of Dreman Contrarian Large Cap Value Fund, the Dreman Contrarian Mid Cap Value Fund and the Dreman Contrarian Small Cap Value Fund - Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

                    (iii) Copy of Distribution Coordination Agreement for each of the Dreman Contrarian Large Cap Value Fund, the Dreman Contrarian Mid Cap Value Fund and the Dreman Contrarian Small Cap Value Fund - Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

                    (iv) Copy of Rule 12b-1 Distribution Plan for Crawford Dividend Growth Fund - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

                    (v) Copy of Rule 12b-1 Distribution Plan for Chinook Emerging Growth Fund - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

               (11) Legal  Opinion  and  Consent.  Legal  Opinion and Consent of
                    Thompson Coburn LLP regarding the shares issued by the Dreman Fund - To be filed.

               (12) Legal  Opinion  and  Consent.  Legal  Opinion and Consent of
                    Thompson Coburn LLP regarding tax matters - To be filed.

               (13) Other  Material  Contracts.  Mutual Fund Services  Agreement
                    between Registrant and Unified Fund Services, Inc., dated December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               (14) Other Opinions. Consent of Cohen McCurdy, Ltd. in connection with use of the audited financial statements of the Dreman Fund - To be filed.

               (15) Omitted Financial Statements - None.

               (16) Powers of Attorney.

                    (i) Power of Attorney dated  September 13, 2004 for Mr. Gary
                    E. Hippenstiel - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

                    (ii) Power of Attorney dated September 13, 2004 for Mr. Stephen Little - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

                    (iii) Power of Attorney dated September 13, 2004 for Mr. Dan Condon - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

                    (iv) Power of Attorney dated September 13, 2004 for Mr. Ronald Tritschler - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

ITEM 17. Undertakings
         ------------

               (1) The undersigned Registrant agrees that prior to any public reoffering of the securities through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR
                    230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by any persons who may be deemed underwriter, in addition to the information called for by the other items of the applicable form.

               (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant in the City of Indianapolis and the State of Indiana on January 21, 2005.

                                                   UNIFIED SERIES TRUST


                                                   /s/ Freddie Jacobs, Jr.
                                                   --------------------------
                                                   Freddie Jacobs, Jr. Secretary

 /s/    Thomas Napurano
------------------------------
Thomas Napurano, Treasurer
and Chief Financial Officer


/s/      Anthony Ghoston
-------------------------------
Anthony Ghoston, President


     As required by the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                                    Title              Date
---------                                    -----              ----

/s/      Freddie Jacobs, Jr. *               Trustee            January 21, 2005
------------------------------
 Daniel Condon

/s/      Freddie Jacobs, Jr. *               Trustee            January 21, 2005
------------------------------
 Gary E. Hippenstiel

/s/      Freddie Jacobs, Jr. *               Trustee            January 21, 2005
------------------------------
 Stephen Little

/s/      Freddie Jacobs, Jr. *               Trustee            January 21, 2005
------------------------------
 Ronald Tritschler


*Signed pursuant to a Power of Attorney dated September 13, 2004.